N-6	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
Entity Central Index Key	0001089913
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
Important Information You Should Consider About the Policy

FEES AND EXPENSES
Charges for Early Withdrawal
There are surrender charges assessed if your Policy is surrendered during the first 9 Policy years, or within 9 years following any increase in Face Amount. The amount of the charge depends on the age of the insured person and other factors, but the maximum charge is $44.40 per $1000 of Face Amount. For example, if the Face Amount is $100,000, the highest possible surrender charge would be $4,440.

See “
Charges and Deductions
– Surrender Charge.”

Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

•  A premium expense charge will be deducted upon the payment of each premium.

•  A partial surrender processing fee will be deducted upon any partial surrender.

•  A transfer fee may be deducted upon transfers into or out of a variable subaccount (or the fixed account) after you have made more than 12 such transfers in a year.

•  A fee may be charged upon request for an additional annual report.

See “
Charges and Deductions
.”

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification). You should view the policy specifications page of your Policy for rates applicable to your Policy.

See “
Charges and Deductions
.”

You will also bear expenses associated with the underlying portfolios under the Policy, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Portfolio fees and expenses)*	0.20%	1.12%
	*Asa percentage of Portfolio net assets. See “ Appendix A: Portfolios Available Under the Policy .”

Charges for Early Withdrawals [Text Block]
There are surrender charges assessed if your Policy is surrendered during the first 9 Policy years, or within 9 years following any increase in Face Amount. The amount of the charge depends on the age of the insured person and other factors, but the maximum charge is $44.40 per $1000 of Face Amount. For example, if the Face Amount is $100,000, the highest possible surrender charge would be $4,440.

See “
Charges and Deductions
– Surrender Charge.”

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge Example Maximum [Dollars]	$ 44.4
Transaction Charges [Text Block]
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

•  A premium expense charge will be deducted upon the payment of each premium.

•  A partial surrender processing fee will be deducted upon any partial surrender.

•  A transfer fee may be deducted upon transfers into or out of a variable subaccount (or the fixed account) after you have made more than 12 such transfers in a year.

•  A fee may be charged upon request for an additional annual report.

See “
Charges and Deductions
.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification). You should view the policy specifications page of your Policy for rates applicable to your Policy.

See “
Charges and Deductions
.”

You will also bear expenses associated with the underlying portfolios under the Policy, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Portfolio fees and expenses)*	0.20%	1.12%
	*Asa percentage of Portfolio net assets. See “ Appendix A: Portfolios Available Under the Policy .”

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.20%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.12%	[1]
Investment Options Footnotes [Text Block]	Asa percentage of Portfolio net assets.
Risks [Table Text Block]

RISKS
Risk of Loss	You can lose money by investing in the Policy. See “ Principal Policy Risks .”
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges, including the premium expense charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.

See “
Principal Policy Risks
– Effects of Surrender Charges.”

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor performance and can vary depending on the performance of the Subaccount allocation options available under the Policy (i.e., Portfolios). Each such option (as well as the Fixed Account) will have its own unique risks, and you should review these options before making an allocation decision.

See “Principal Policy Risks – Risk of Poor Investment Performance.”

Insurance Company Risks
Your investment in the policy is subject to risks related to Farmers New World Life Insurance Company (“Farmers”), including that the obligations (including under the Fixed Account option), guarantees, or benefits are subject to the claims-paying ability of Farmers. Information about Farmers, including its financial strength ratings, is available upon request from your Farmers representative. Our current financial strength ratings can also be obtained at www.ambest.com.

See “
Farmers New World Life Insurance Company and Fixed Account
– Farmers New World Life Insurance Company.”

Contract Lapse
The Policy may lapse as a result of insufficient premium payments, poor performance of the variable Subaccounts and/or Fixed Account you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions
including payment of a specified amount of additional premiums.

See “
Policy Lapse and Reinstatement
.”

Investment Restrictions [Text Block]
There are limitations on the transfer of Policy value among investment options (
i.e.
, Subaccounts and the Fixed Account).. These restrictions include an annual limit on the number of free transfers you may make, and a charge for transfers in excess of that limit, as well as a minimum dollar amount for transfers. We also impose additional restrictions to discourage market timing and disruptive trading activity.

See “
Transfers
.”

The Policy also allows us to eliminate the shares of a Portfolio or class of Portfolio shares, or to substitute shares of another new or existing Portfolio, subject to applicable legal requirements.

See “
The Variable Account and the Portfolios
.”

Optional Benefit Restrictions [Text Block]
There are restrictions and limitations relating to supplemental benefits (riders) offered under the Policy, as well as conditions under which a supplemental benefit may be modified or terminated by us. For example, certain supplemental benefits may be subject to underwriting, and your election of an option may result in restrictions on certain policy benefits.

See “
Other Benefits Available Under the Policy.
”

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan. If we pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, unless the Policy is a Modified Endowment Contract in which case to the extent there are earnings in the contract, they will be treated as being distributed first and subject to tax. Any portion not treated as a return of your premiums is includible in your income. The taxable portion of distributions also is subject to tax penalties under some circumstances.

See “
Federal Tax Considerations
.”

Investment Professional Compensation [Text Block]
Some investment professionals may receive compensation for selling the Policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

See “
Additional Information
.”

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.

See “
The Policy
– Tax-Free “Section 1035” Exchanges.”

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and charges that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Sales Expense	Upon payment of each premium	4.8%	4.8% in years 1-10 years; 0.8% in years 11+
Premium Taxes	Upon payment of each premium	2.2%	2.2%
Maximum Deferred Sales Charge (Load) 1 (Per $1,000 of Face Amount)	Upon full Surrender of the Policy during first 9 Policy years, or within 9 years following any increase in Face Amount

◆ Minimum Charge in Policy Year 1 2		$3.00	$3.00

◆ Maximum Charge in Policy Year 1 3		$44.40	$44.40

◆ Charge for a Policy issued to a male at age 35, during Policy Year 1		$10.06	$10.06
Partial Surrender Processing Fees	Upon partial surrender	2.0%	2.0%
(As a percentage of the amount withdrawn, not to exceed $25.00)
Transfer Fees	Upon transfer	First 12 transfers in a Policy year are free, $ 25 for each subsequent transfer	First 12 transfers in a Policy year are free, $ 25 for each subsequent transfer

1	The Surrender Charge is determined by applying a Surrender Charge Factor (see Appendix D) to the Face Amount, and dividing the result by 1,000 as more fully set out in your Policy.
2	This minimum charge is based on a female Insured age 0 at issue.
3	This maximum charge is based on a male Insured for a Policy that is issued at age 61.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio Company fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Base Contract Charge:
Cost of Insurance 4 (No table rating factor charge or other extra charge 5 ):	Monthly on the Issue Date and on each monthly due date	Per $ 1,000 of Risk Insurance Amount 8	Per $1,000 of Risk Insurance Amount

◆ Minimum 6		$0.01	$0.01

◆ Maximum Charge 7		$37.12	$37.12

◆ Charge for a Policy insuring a male, Issue Age 35, in the standard non-nicotine Premium Class, in Policy year 5 with a Face Amount less than $150,000		$0.12	$0.06
Monthly Underwriting and Sales Expense Charge (Per $1,000 of original Face Amount and any Face Amount increase)	Monthly on Issue Date and (Per $1,000 of original Face Amount and any Face Amount increase) or within 5 years after any increase in Face Amount

◆ Minimum Charge 9		$0.07	$0.07

◆ Maximum Charge 10		$2.21	$2.21

◆ Charge for a Policy issued to a male at age 35, in a non-nicotine standard class, during the first year		$0.26	$0.25

4
Cost of insurance charges are based on the Insured’s Issue Age, gender, Premium Class, the Contract Value, the number of months since the Issue Date, and the amount of the Face Amount, among other factors. The cost of insurance rate you pay may increase annually with the age of the Insured. We currently apply higher cost of insurance rates for Policies with a Face Amount of less than $150,000. If you reduce your Face Amount below $150,000 at any time, then the higher rates will apply in most cases. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

5
Table rating factor charges and flat extra charges are additional charges assessed on policies insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines.

6	The minimum charge is based on a female Insured, Issue Age 3, in the juvenile underwriting class.
7
This maximum charge is based on a male Insured, at Attained Age 99, in the nicotine underwriting class, who does not have a table rating factor charge. This maximum charge will be higher for a Policy with a table rating factor charge or a flat extra charge.

8
The Risk Insurance Amount, on the Monthly Due Date, equals the adjusted death benefit, minus the adjusted Contract Value on that date. The adjusted death benefit and the adjusted Contract Value are determined by using the Contract Value on the respective Monthly Due Date and deducting all applicable charges and fees, except the cost of insurance charge.

9	This minimum charge is based on a female Insured that is 0 at issue, assuming no subsequent increases in Face Amount.
10	This maximum charge is based on a male Insured at age 80.

Mortality and Expense Risk Fees (As an annualized percentage of daily net assets in each Subaccount)	Daily	0.60%	0.30%
Administrative Expenses	Monthly on the Issue Date and on each monthly due date	$12.00	$12.00, up to Attained Age 100
Loan Interest Rates	Interest is charged daily, and is due and payable at the end of each Policy year, or on the date of any Policy loan increase or repayment, if earlier.	These rates may change at our discretion, but are guaranteed not to exceed 6.5%.	For years 1 through 15, we will charge you loan interest at a rate of 4.5%, compounded annually. For years 16 and beyond, we will charge you loan interest at a rate 2.5%, compounded annually.
Optional Benefit Charges:
Accelerated Benefit Rider for Terminal Illness	When a benefit is paid under this rider	$250 plus the actuarial discount	$150 plus the actuarial discount
Accidental Death Benefit Rider (Per $1,000 of rider Face Amount)	Monthly on the Issue Date and on each monthly due date

◆ Minimum Charge 11		$0.08	$0.04

◆ Maximum Charge 12		$0.56	$0.51

◆ Charge for an Insured at Attained Age 35		$0.08	$0.06
Children’s Term Insurance Rider (Per $1,000 of rider amount)	Monthly on Issue Date and on each Monthly Due Date	$0.87	$0.78
Monthly Disability Benefit Rider (Per $100 of monthly benefit)	Monthly on Issue Date and on each Monthly Due Date

◆ Minimum Charge 13		$6	$4

◆ Maximum Charge		$62	$45

◆ Charge at the Insured’s Attained Age 35		$7	$4.5
Waiver of Deduction Rider (As a percentage of all other monthly charges)	Monthly on the Issue Date and on each monthly due date

◆ Minimum Charge 13		6%	4%

◆ Maximum Charge		60%	45%

◆ Charge at the Insured’s Attained Age 35		7%	4.5%

11	The minimum charge is based on a female Insured at Attained Age 11.
12
The maximum charge is based on a male Insured at Attained Age 69 whose occupation and/or avocations at issue lead us to believe the Insured’s risk of accidental death is roughly triple that of a representative Insured.

13	The minimum charge is for an Insured at Attained Age 21.
The Policy charges a Monthly Deduction, which consists of the total of 1) Cost of Insurance, 2) Administrative Expenses, 3) Monthly Underwriting and Sales Expense Charge and 4) risk charges of any attached riders. See “
Charges and Deductions
– Monthly
Deductions
.”
The next item shows the minimum and maximum
total
operating expenses charged by the Portfolio Compan
ie
s that you may pay periodically during the time that you own the Contract. [These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies.] A complete list of Portfolio Companies available under the Contract, including their
annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses 14	Minimum	Maximum
(Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.20%	1.12%

14
Before expense reimbursements or fee waiver arrangements. The Portfolio expenses used to prepare this table were provided to Farmers by the Portfolio(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ending December 31, 2022. Current or future expenses may be greater or less than those shown.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Sales Expense	Upon payment of each premium	4.8%	4.8% in years 1-10 years; 0.8% in years 11+
Premium Taxes	Upon payment of each premium	2.2%	2.2%
Maximum Deferred Sales Charge (Load) 1 (Per $1,000 of Face Amount)	Upon full Surrender of the Policy during first 9 Policy years, or within 9 years following any increase in Face Amount

◆ Minimum Charge in Policy Year 1 2		$3.00	$3.00

◆ Maximum Charge in Policy Year 1 3		$44.40	$44.40

◆ Charge for a Policy issued to a male at age 35, during Policy Year 1		$10.06	$10.06
Partial Surrender Processing Fees	Upon partial surrender	2.0%	2.0%
(As a percentage of the amount withdrawn, not to exceed $25.00)
Transfer Fees	Upon transfer	First 12 transfers in a Policy year are free, $ 25 for each subsequent transfer	First 12 transfers in a Policy year are free, $ 25 for each subsequent transfer

1	The Surrender Charge is determined by applying a Surrender Charge Factor (see Appendix D) to the Face Amount, and dividing the result by 1,000 as more fully set out in your Policy.
2	This minimum charge is based on a female Insured age 0 at issue.
3	This maximum charge is based on a male Insured for a Policy that is issued at age 61.

Sales Load, Description [Text Block]	Sales Expense
Sales Load, When Deducted [Text Block]	Upon payment of each premium
Sales Load (of Premium Payments), Maximum [Percent]	4.80%
Premium Taxes, Description [Text Block]	Premium Taxes
Premium Taxes, When Deducted [Text Block]	Upon payment of each premium
Premium Taxes (of Premium Payments), Maximum [Percent]	2.20%
Premium Taxes (of Premium Payments), Current [Percent]	2.20%
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)	[2]
Deferred Sales Charge, When Deducted [Text Block]	Upon full Surrender of the Policy during first 9 Policy years, or within 9 years following any increase in Face Amount
Deferred Sales Load, Footnotes [Text Block]	The Surrender Charge is determined by applying a Surrender Charge Factor (see Appendix D) to the Face Amount, and dividing the result by 1,000 as more fully set out in your Policy.
Other Surrender Fees, Description [Text Block]	Partial Surrender Processing Fees
Other Surrender Fees, When Deducted [Text Block]	Upon partial surrender
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fees
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 25
Periodic Charges [Table Text Block]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio Company fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Base Contract Charge:
Cost of Insurance 4 (No table rating factor charge or other extra charge 5 ):	Monthly on the Issue Date and on each monthly due date	Per $ 1,000 of Risk Insurance Amount 8	Per $1,000 of Risk Insurance Amount

◆ Minimum 6		$0.01	$0.01

◆ Maximum Charge 7		$37.12	$37.12

◆ Charge for a Policy insuring a male, Issue Age 35, in the standard non-nicotine Premium Class, in Policy year 5 with a Face Amount less than $150,000		$0.12	$0.06
Monthly Underwriting and Sales Expense Charge (Per $1,000 of original Face Amount and any Face Amount increase)	Monthly on Issue Date and (Per $1,000 of original Face Amount and any Face Amount increase) or within 5 years after any increase in Face Amount

◆ Minimum Charge 9		$0.07	$0.07

◆ Maximum Charge 10		$2.21	$2.21

◆ Charge for a Policy issued to a male at age 35, in a non-nicotine standard class, during the first year		$0.26	$0.25

4
Cost of insurance charges are based on the Insured’s Issue Age, gender, Premium Class, the Contract Value, the number of months since the Issue Date, and the amount of the Face Amount, among other factors. The cost of insurance rate you pay may increase annually with the age of the Insured. We currently apply higher cost of insurance rates for Policies with a Face Amount of less than $150,000. If you reduce your Face Amount below $150,000 at any time, then the higher rates will apply in most cases. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

5
Table rating factor charges and flat extra charges are additional charges assessed on policies insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines.

6	The minimum charge is based on a female Insured, Issue Age 3, in the juvenile underwriting class.
7
This maximum charge is based on a male Insured, at Attained Age 99, in the nicotine underwriting class, who does not have a table rating factor charge. This maximum charge will be higher for a Policy with a table rating factor charge or a flat extra charge.

8
The Risk Insurance Amount, on the Monthly Due Date, equals the adjusted death benefit, minus the adjusted Contract Value on that date. The adjusted death benefit and the adjusted Contract Value are determined by using the Contract Value on the respective Monthly Due Date and deducting all applicable charges and fees, except the cost of insurance charge.

9	This minimum charge is based on a female Insured that is 0 at issue, assuming no subsequent increases in Face Amount.
10	This maximum charge is based on a male Insured at age 80.

Mortality and Expense Risk Fees (As an annualized percentage of daily net assets in each Subaccount)	Daily	0.60%	0.30%
Administrative Expenses	Monthly on the Issue Date and on each monthly due date	$12.00	$12.00, up to Attained Age 100
Loan Interest Rates	Interest is charged daily, and is due and payable at the end of each Policy year, or on the date of any Policy loan increase or repayment, if earlier.	These rates may change at our discretion, but are guaranteed not to exceed 6.5%.	For years 1 through 15, we will charge you loan interest at a rate of 4.5%, compounded annually. For years 16 and beyond, we will charge you loan interest at a rate 2.5%, compounded annually.
Optional Benefit Charges:
Accelerated Benefit Rider for Terminal Illness	When a benefit is paid under this rider	$250 plus the actuarial discount	$150 plus the actuarial discount
Accidental Death Benefit Rider (Per $1,000 of rider Face Amount)	Monthly on the Issue Date and on each monthly due date

◆ Minimum Charge 11		$0.08	$0.04

◆ Maximum Charge 12		$0.56	$0.51

◆ Charge for an Insured at Attained Age 35		$0.08	$0.06
Children’s Term Insurance Rider (Per $1,000 of rider amount)	Monthly on Issue Date and on each Monthly Due Date	$0.87	$0.78
Monthly Disability Benefit Rider (Per $100 of monthly benefit)	Monthly on Issue Date and on each Monthly Due Date

◆ Minimum Charge 13		$6	$4

◆ Maximum Charge		$62	$45

◆ Charge at the Insured’s Attained Age 35		$7	$4.5
Waiver of Deduction Rider (As a percentage of all other monthly charges)	Monthly on the Issue Date and on each monthly due date

◆ Minimum Charge 13		6%	4%

◆ Maximum Charge		60%	45%

◆ Charge at the Insured’s Attained Age 35		7%	4.5%

11	The minimum charge is based on a female Insured at Attained Age 11.
12
The maximum charge is based on a male Insured at Attained Age 69 whose occupation and/or avocations at issue lead us to believe the Insured’s risk of accidental death is roughly triple that of a representative Insured.

13	The minimum charge is for an Insured at Attained Age 21.

Insurance Cost, Description [Text Block]	Cost of Insurance 4 (No table rating factor charge or other extra charge 5 )	[3],[4]
Insurance Cost, When Deducted [Text Block]	Monthly on the Issue Date and on each monthly due date
Insurance Cost, Maximum [Dollars]	$ 1,000	[5]
Insurance Cost, Current [Dollars]	$ 1,000
Insurance Cost, Footnotes [Text Block]
4
Cost of insurance charges are based on the Insured’s Issue Age, gender, Premium Class, the Contract Value, the number of months since the Issue Date, and the amount of the Face Amount, among other factors. The cost of insurance rate you pay may increase annually with the age of the Insured. We currently apply higher cost of insurance rates for Policies with a Face Amount of less than $150,000. If you reduce your Face Amount below $150,000 at any time, then the higher rates will apply in most cases. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

5
Table rating factor charges and flat extra charges are additional charges assessed on policies insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines.

8
The Risk Insurance Amount, on the Monthly Due Date, equals the adjusted death benefit, minus the adjusted Contract Value on that date. The adjusted death benefit and the adjusted Contract Value are determined by using the Contract Value on the respective Monthly Due Date and deducting all applicable charges and fees, except the cost of insurance charge.

Mortality Risk Fees, Description [Text Block]	Mortality and Expense Risk Fees (As an annualized percentage of daily net assets in each Subaccount)
Mortality Risk Fees, When Deducted [Text Block]	Daily
Mortality Risk Fees (of Face Amount), Maximum [Percent]	0.60%
Mortality Risk Fees (of Face Amount), Current [Percent]	0.30%
Administrative Expenses, Description [Text Block]	Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly on the Issue Date and on each monthly due date
Administrative Expense, Maximum [Dollars]	$ 12
Administrative Expense, Current [Dollars]	$ 12
Other Annual Expense, Description [Text Block]	Loan Interest Rates
Other Annual Expense, When Deducted [Text Block]	Interest is charged daily, and is due and payable at the end of each Policy year, or on the date of any Policy loan increase or repayment, if earlier.
Other Annual Expense, Maximum [Dollars]	$ 6.5
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum
total
operating expenses charged by the Portfolio Compan
ie
s that you may pay periodically during the time that you own the Contract. [These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies.] A complete list of Portfolio Companies available under the Contract, including their
annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses 14	Minimum	Maximum
(Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.20%	1.12%

14
Before expense reimbursements or fee waiver arrangements. The Portfolio expenses used to prepare this table were provided to Farmers by the Portfolio(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ending December 31, 2022. Current or future expenses may be greater or less than those shown.

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	[6]
Portfolio Company Expenses Minimum [Percent]	0.20%	[6]
Portfolio Company Expenses Maximum [Percent]	1.12%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	Before expense reimbursements or fee waiver arrangements. The Portfolio expenses used to prepare this table were provided to Farmers by the Portfolio(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ending December 31, 2022. Current or future expenses may be greater or less than those shown.
Item 5. Principal Risks [Table Text Block]
Principal Policy Risks

Risk of Poor Investment Performance
If you invest your Contract Value in one or more Subaccounts, you will be subject to the risk that investment performance will be unfavorable and that your Contract Value will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional Premiums. In addition, we deduct Policy fees and charges from your Contract Value, which can significantly reduce your Contract Value. During times of declining investment performance, the deduction for monthly charges based on the Risk Insurance Amount could accelerate and further reduce your Contract Value.
If you allocate Premiums and Contract Value to the Fixed Account, we will credit your Contract Value in the Fixed Account with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2.5%.
Risks of Market Timing and Disruptive Trading
This Policy and the underlying Portfolios are not designed for market timers.
However, there is no assurance that we will be able to identify and prevent all market timing and other forms of disruptive trading in the Policy and the underlying Portfolios. For a discussion of our policies and procedures on market timing and of the potential costs and risks to you that can result if market timing or disruptive trading occurs in the underlying Portfolios, see the “
Transfers
– Policy and Procedures Regarding Disruptive Trading and Market Timing” section.
Risk of Lapse
Paying the minimum premium is one way to reduce the risk that your Policy will Lapse without value. You greatly increase the risk of your Policy lapsing if you do not
regularly pay Premiums at least as large as the current minimum premium.
However, paying the minimum Premiums for the Policy will not necessarily keep your Policy in force because poor investment performance and/or partial surrenders could result in a lapse of a Policy, notwithstanding payment of minimum Premiums.
You also increase the risk that your Policy will Lapse if you take out a loan, take partial Surrenders or increase the Face Amount of your Policy. These activities, any increase in the current charges, or any unfavorable investment returns will significantly increase the risk of your Policy lapsing. It is likely that additional Premiums will be necessary to keep your Policy in force until maturity.
For a full discussion on the conditions that will cause the Policy to enter the grace period
and
the Grace Premium Test, please see the “
Policy Lapse and Reinstatement
” section of this prospectus.
Whenever your Policy enters the 61-day grace period, you must make a payment before the grace period ends that is large enough to keep your Policy in force. Market performance alone will not be deemed to constitute a sufficient payment. If you do not make a large enough payment before the end of the grace period, your Policy will terminate without value, insurance coverage will no longer be in force, and you will receive no benefits.
A Policy Lapse may have adverse tax consequences.
Tax Risks
A Policy must satisfy certain requirements in the Tax Code in order to qualify as a life insurance
contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law. There is limited guidance as to how these requirements are to be applied. Nevertheless, we believe that a Policy issued on a standard Premium Class basis should satisfy the applicable Tax Code requirements. There is, however, some uncertainty about the application
of the Tax Code requirements to a Policy issued on a special Premium Class basis, particularly if the full amount of Premiums permitted under the Policy is paid.
Depending on the total amount of Premiums you pay during the first seven years of a Policy, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. In addition, any Section 1035 Exchange coming from a policy that is a MEC makes the new Policy a MEC. If a Policy is treated as a MEC, then partial Surrenders and loans under a Policy will be taxable as ordinary income, to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of partial Surrenders and loans taken before you reach age 59
1
/
2
. There may be tax consequences to distributions from Policies that are not MECs. However, the 10% penalty tax will not apply to distributions from Policies that are not MECs. Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with Policy loans from this Policy are less clear because the difference between the interest rate we charge on Policy loans and the rate we credit to the loan account results in a net cost to you that could be viewed as negligible and, as a result, it is possible that such a loan could be treated as, in substance, a taxable distribution. You should consult a qualified tax advisor about such loans.
The federal tax laws are unclear in a variety of areas. You should review the “
Federal Tax Considerations
” section of this prospectus carefully,
especially if you are purchasing this Policy with the intention of taking Policy loans or partial Surrenders at any time in the future, and/or you intend to keep the Policy in force after the Insured reaches Attained Age 100.
You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.
Limits on Partial Surrenders
The Policy permits you to take only one partial Surrender in any calendar quarter, and only after the first Policy year has been completed. The amount you may withdraw is limited to 75% of the Cash Surrender Value. You may not withdraw less than $500. If 75% of the Cash Surrender Value is less than $500, then a partial Surrender is not available.
A partial Surrender reduces the Cash Surrender Value and Contract Value and will increase the risk that the Policy will Lapse. A partial Surrender also may have tax consequences.
In addition, a partial Surrender will reduce the death benefit. If you select a level death benefit (Option B), a partial Surrender will permanently reduce the Face Amount by the amount of the partial Surrender (not including the processing fee). If a variable death benefit (Option A) is in effect when you make a partial Surrender, the Face Amount will remain the same but the death benefit will be reduced by the amount that the Contract Value is reduced.
Loan Risks
A Policy loan, whether or not repaid, will affect Contract Value over time because we subtract the amount of the loan from the Subaccounts and Fixed Account and place this amount into the loan account as collateral. We credit a fixed interest rate of 2.5% per year to the loan account. For Policy years 1 through 15, we will charge you loan interest at a rate of 4.5%, compounded annually. For Policy years 16 and beyond, we will charge you loan interest at a rate of 2.5%, compounded annually. These rates may change at our discretion, but are guaranteed not to exceed 6.5%. As a result, the loan collateral does not participate in the investment results of the Subaccounts, nor does it receive as high an interest rate as amounts allocated to the Fixed Account. The longer the loan is outstanding, the greater the effect on Contract Value is likely to be. Depending on the investment results of the Subaccounts and the interest rates charged against the loan and credited to the Fixed Account, the effect could be favorable or unfavorable.
A Policy loan affects the death benefit because a loan reduces the Death Benefit Amount Payable by the amount of the outstanding loan plus any interest you owe on Policy loans.
A Policy loan will increase the risk that the Policy will Lapse. There is a risk that if the loan amount, together with poor investment performance and payment of monthly insurance charges, reduces your Cash Surrender Value (or Contract Value, in certain circumstances) to an amount that is not large enough to pay the Monthly Deduction when due, then the Policy will enter the 61-day grace period, and possibly Lapse. Adverse tax consequences could result. In addition, the tax consequences of loans are uncertain. You should consult a qualified tax advisor about such loans.
Increase in Current Fees and Expenses
Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premiums you pay to keep the Policy in force.
Effects of Surrender Charges
There are significant Surrender Charges under this Policy during the first nine Policy years and during the nine years after any elected increase in Face Amount. It is likely that you will receive no Cash Surrender Value if you Surrender your Policy in the early Policy years. You should purchase this Policy only if you have the financial ability to keep it in force at the initial Face Amount for a substantial period of time.
Even if you do not ask to Surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse. The Cash Surrender Value is one measure we use to determine whether your Policy will enter a grace period and possibly Lapse.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective.
Business Continuity Risk
Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes, although we do have plans in place to mitigate the interruption.
Cyber-Security Risk
Our
variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. We devote significant resources to continually driving down our cyber risk and protecting our systems and data from the rapidly evolving threat landscape all companies face today. Nonetheless, there can be no absolute assurance that we or the underlying Portfolios or our service providers will avoid losses due to cyber-attacks or information security breaches.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
Death Benefit

As long as the Policy is in force, we will pay the Death Benefit Amount Payable once we receive satisfactory proof of the Insured’s death at our Home Office. We may require return of the Policy. We will pay the Death Benefit Amount Payable to the primary Beneficiary or a contingent beneficiary. If the Beneficiary dies before the Insured and there is no contingent beneficiary, we will pay the Death Benefit Amount Payable to the Owner or the Owner’s estate. We will pay the Death Benefit proceeds in a lump sum or a series of payments according to the payment option selected by the Beneficiary. For more information, see the “
Payment Options
” section in the SAI.

Death benefit Amount Payable equals:	• the death benefit (described below) in effect as of the date of the Insured’s death; minus
• any Monthly Deductions due and unpaid at the date of the Insured’s death; minus
• any Outstanding Loan Amount you owe on the Policy loan(s); plus
• the amounts to be paid under the terms of any riders you added to the Policy.
If all or a part of the Death Benefit Amount Payable is paid in one lump sum and the amount is at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the Beneficiary’s name unless the Beneficiary elects to receive the lump sum by check or payment by check is required by applicable law. We will provide the Beneficiary with a checkbook to access these Funds from the special account within seven days of receipt of due proof of death and payment instructions at the Home Office. The Beneficiary can withdraw all or a portion of the Death Benefit Amount Payable at any time, and will receive interest on the proceeds remaining in the account. The special account is part of our General Account, is not FDIC Insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.
We may further adjust the amount of the Death Benefit Amount Payable under certain circumstances. See the “
Additional Policy Provisions
– Our Right to Contest the Policy; Suicide Exclusion; Misstatement of Age or Gender” sections in the SAI.
Death Benefit Options
In your application, you tell us how much life insurance coverage you initially want to purchase on the life of the Insured. We call this the “Face Amount” of insurance. You also choose whether the death benefit we will pay is Option A (variable death benefit through Attained Age 99), or Option B (level death benefit through Attained Age 99). For Attained Ages 100 through 120, the death benefit equals the Contract Value.
You may change the death benefit option after the first Policy year if you send us a signed request for a Policy change, and, if you change from Option A to Option B, you send evidence of insurability satisfactory to us at the Service Center. A change in death benefit option may have tax consequences.

The variable death benefit under Option A is the greater of:	• your Policy’s Face Amount, plus your Contract Value on the date of the Insured’s death; or
• your Contract Value on the date of the Insured’s death multiplied by the applicable death benefit percentage.
Under Option A, the death benefit varies with the Contract Value.

The level death benefit under Option B is the greater of:	• your Policy’s Face Amount on the date of the Insured’s death; or
• your Contract Value on the date of the Insured’s death multiplied by the applicable death benefit percentage.

Under Option B, your death benefit generally equals the Face Amount and will remain level, unless the Contract Value becomes so large that the Tax Code requires a higher death benefit (Contract Value times the applicable death benefit percentage).
Under Option A, your death benefit will tend to be higher than under Option B. However, the monthly insurance charges we deduct will also be higher to compensate us for our additional risk. Because of this, your Contract Value will tend to be higher under Option B than under Option A.
In order for the Policy to qualify as life insurance, federal tax law requires that your death benefit be at least as much as your Contract Value multiplied by the applicable death benefit percentage. The death benefit percentage is based on the Insured person’s Attained Age. For example, the death benefit percentage is 250% for an Insured at age 40 or under, and it declines for older Insureds. The following table indicates the applicable death benefit percentages for different Attained Ages:

Attained Age	Death Benefit Percentage
40 and under	250%
41 to 45	250% minus 7% for each age over age 40
46 to 50	209% minus 6% for each age over age 46
51 to 55	178% minus 7% for each age over age 51
56 to 60	146% minus 4% for each age over age 56
61 to 65	128% minus 2% for each age over age 61
66 to 70	119% minus 1% for each age over age 66
71 to 74	113% minus 2% for each age over age 71
75 to 90	105%
91 to 94	104% minus 1% for each age over age 91
95 and above	100%
If the Tax Code requires us to increase the death benefit by reference to the death benefit percentages, that increase in the death benefit will increase our risk, and will result in a higher monthly cost of insurance.
Option A Example.
Assume that the Insured’s Attained Age is under 40, that there have been no decreases in the Face Amount, and that there are no outstanding loans. Under Option A, a Policy with a Face Amount of $50,000 will have a death benefit equal to the greater of $50,000 plus Contract Value or 250% of the Contract Value. Thus, a Policy with a Contract Value of $10,000 will have a death benefit of $60,000 (that is, the greater of $60,000 ($50,000 + $10,000) or $25,000 (250% of $10,000)).
However, once the Contract Value exceeds $33,334, the death benefit determined by reference to the death benefit percentage ($33,334 X 250% = $83,335) will be greater than the Face Amount plus Contract Value ($50,000 + $33,334 = $83,334). Each additional dollar of Contract Value above $33,334 will increase the death benefit by $2.50. This is a circumstance in which we have the right to prohibit you from paying additional Premiums because an additional dollar of premium would increase the death benefit by more than one dollar.
Similarly, under this scenario, any time Contract Value exceeds $33,334, each dollar taken out of Contract Value will reduce the death benefit by $2.50.
Option B Example.
Assume that the Insured’s Attained Age is under 40, there have been no partial Surrenders or decreases in Face Amount, and that there are no outstanding loans. Under Option B, a Policy with a $100,000 Face Amount will generally have a $100,000 death benefit. However, because the death benefit must be equal to or be greater than 250% of Contract Value, any time the Contract Value exceeds $40,000, the death benefit will be determined as required by the Tax Code (Contract Value X 250%) and will exceed the Face Amount of $100,000. Each additional dollar added to the Contract Value above $40,000 will increase the death benefit by $2.50. This is a circumstance in which we have the right to prohibit you from paying additional Premiums because an additional dollar of premium would increase the death benefit by more than one dollar.
Similarly, so long as the Contract Value exceeds $40,000, each dollar taken out of the Contract Value will reduce the death benefit by $2.50.
Changing Death Benefit Options
After the first Policy year, you may change death benefit options or increase or decrease the Face Amount once each Policy year if you send us a signed request for a Policy change and, in certain instances, the Insured provides evidence of insurability satisfactory to us (but you may not change both the death benefit option and Face Amount during the same Policy year, unless done simultaneously). Surrender Charges may apply. You may not decrease the Face Amount below the minimum Face Amount shown on your Policy specifications page.
A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the Risk Insurance Amount. Generally, the Risk Insurance Amount is the amount by which the death benefit exceeds the Contract Value. (See the “
Charges and Deductions
– Monthly Deduction – Cost of Insurance Charge” section.) If the death benefit does not equal Contract Value times the death benefit percentage under either Options A or B, changing from Option A (variable death benefit) to Option B (level death benefit) will generally decrease the future Risk Insurance Amount. This would decrease the future cost of insurance charges. Changing from Option B (level death benefit) to Option A (variable death benefit) generally results in a Risk Insurance Amount that remains level. Such a change, however, results in an increase in cost of insurance charges over time, since the cost of insurance rates increase with the Insured’s age. Changing the death benefit option may have tax consequences. You should consult a qualified tax advisor before changing the death benefit option.
After any reduction in Face Amount or change in death benefit option, the monthly underwriting and sales expense charge and the Surrender Charge for the Policy will continue to be based on the same Face Amount on which they were based immediately before the change and on any subsequent requested increase in Face Amount.
For a more detailed discussion on changing death benefit options, see the SAI.
Effects of Partial Surrenders on the Death Benefit
If you have selected the variable death benefit (Option A), a partial Surrender will not affect the Face Amount. But if you have selected the level death benefit (Option B), a partial Surrender will reduce the Face Amount by the amount of the partial Surrender (not including the processing fee). The reduction in Face Amount will be subject to the terms of the “Changing the Face Amount” section below.
Changing the Face Amount
When you apply for the Policy, you tell us how much life insurance coverage you initially want on the life of the Insured. We call this the Face Amount. After the first Policy year, you may change the Face Amount subject to the conditions described below.
You may change the Face Amount or the death benefit option once each Policy year, but you may not change both the Face Amount and the death benefit option during the same Policy year unless done simultaneously. We will send you a Policy endorsement with the change to attach to your Policy.
Increasing the Face Amount could increase the death benefit. Decreasing the Face Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Face Amount prior to the change.

Changing the Face Amount could affect the subsequent level of death benefit we pay and your Contract Value. An increase in the Face Amount may increase the Risk Insurance Amount, thereby increasing your cost of insurance charge. Conversely, a decrease in the Face Amount may decrease the Risk Insurance Amount, thereby decreasing your cost of insurance charge.
We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Tax Code. However, changing the Face Amount may have other tax consequences. You should consult a qualified tax advisor before changing the Face Amount.
Increases

•
You may increase the Face Amount by submitting a signed, written request and providing evidence of insurability satisfactory to us. The increase will be effective on the Monthly Due Date following our approval of your request. We can deny your request for reasons including, but not limited to, the following:

¡	We do not wish to increase the death benefits due to the Insured’s health, occupation, avocations, or any factor that we believe has a bearing on the Insured’s risk of death.
¡	We conclude the Insured has an excessive amount of insurance coverage.
¡	We conclude the Owner no longer has an insurable interest in the Insured.
You can increase the Face Amount at any time after the first Policy year and before the Insured’s Attained Age 81.

•	The minimum increase is $10,000.

•
An additional monthly underwriting and sales expense charge will be imposed each month during the 60 months following each increase in Face Amount. We assess this charge on the amount of the increase in Face Amount. See the “
Charges and Deductions
– Monthly Deduction – Monthly Underwriting and Sales Expense Charge” section of this prospectus for an explanation of how this charge is calculated.

•	An additional Surrender Charge will be imposed on full Surrenders occurring within 9 years of each increase in Face Amount.
•	Increasing the Face Amount will increase your Policy’s minimum premium.
Decreases

•	You may decrease the Face Amount, but not below the minimum Face Amount shown on your Policy specifications page.

•	You must submit a signed, written request to decrease the Face Amount. Evidence of insurability is not required.

•	Any decrease will be effective on the Monthly Due Date following our approval of your request.

•	Any decrease will first be used to reduce:

¡	the most recent increase; then
¡	the next most recent increases in succession; and then
¡	the Face Amount on the Issue Date.
•	A reduction in Face Amount will not reduce any monthly underwriting and sales expense charges or Surrender Charges on the Policy.

•
A decrease in Face Amount may require that a portion of a Policy’s Cash Surrender Value be distributed as a partial Surrender in order to maintain federal tax compliance. Decreasing the Face Amount may also cause your Policy to become a Modified Endowment Policy, or “MEC,” under federal tax law and receive less favorable tax treatment than other life insurance policies. See the “
Federal Tax Considerations
– Tax Treatment of Policy Benefits – Modified Endowment Contracts” section.

•	Decreasing the Face Amount will reduce your Policy’s minimum premium.

•
Decreasing the Face Amount may increase the rates we charge you for the cost of insurance. Except for juvenile policies, we currently charge higher rates if the Face Amount is below $150,000 than if it is at least $150,000.

Standard Death Benefit [Text Block]
Death Benefit Options
In your application, you tell us how much life insurance coverage you initially want to purchase on the life of the Insured. We call this the “Face Amount” of insurance. You also choose whether the death benefit we will pay is Option A (variable death benefit through Attained Age 99), or Option B (level death benefit through Attained Age 99). For Attained Ages 100 through 120, the death benefit equals the Contract Value.
You may change the death benefit option after the first Policy year if you send us a signed request for a Policy change, and, if you change from Option A to Option B, you send evidence of insurability satisfactory to us at the Service Center. A change in death benefit option may have tax consequences.

The variable death benefit under Option A is the greater of:	• your Policy’s Face Amount, plus your Contract Value on the date of the Insured’s death; or
• your Contract Value on the date of the Insured’s death multiplied by the applicable death benefit percentage.
Under Option A, the death benefit varies with the Contract Value.

The level death benefit under Option B is the greater of:	• your Policy’s Face Amount on the date of the Insured’s death; or
• your Contract Value on the date of the Insured’s death multiplied by the applicable death benefit percentage.

Under Option B, your death benefit generally equals the Face Amount and will remain level, unless the Contract Value becomes so large that the Tax Code requires a higher death benefit (Contract Value times the applicable death benefit percentage).
Under Option A, your death benefit will tend to be higher than under Option B. However, the monthly insurance charges we deduct will also be higher to compensate us for our additional risk. Because of this, your Contract Value will tend to be higher under Option B than under Option A.
In order for the Policy to qualify as life insurance, federal tax law requires that your death benefit be at least as much as your Contract Value multiplied by the applicable death benefit percentage. The death benefit percentage is based on the Insured person’s Attained Age. For example, the death benefit percentage is 250% for an Insured at age 40 or under, and it declines for older Insureds. The following table indicates the applicable death benefit percentages for different Attained Ages:

Attained Age	Death Benefit Percentage
40 and under	250%
41 to 45	250% minus 7% for each age over age 40
46 to 50	209% minus 6% for each age over age 46
51 to 55	178% minus 7% for each age over age 51
56 to 60	146% minus 4% for each age over age 56
61 to 65	128% minus 2% for each age over age 61
66 to 70	119% minus 1% for each age over age 66
71 to 74	113% minus 2% for each age over age 71
75 to 90	105%
91 to 94	104% minus 1% for each age over age 91
95 and above	100%
If the Tax Code requires us to increase the death benefit by reference to the death benefit percentages, that increase in the death benefit will increase our risk, and will result in a higher monthly cost of insurance.
Option A Example.
Assume that the Insured’s Attained Age is under 40, that there have been no decreases in the Face Amount, and that there are no outstanding loans. Under Option A, a Policy with a Face Amount of $50,000 will have a death benefit equal to the greater of $50,000 plus Contract Value or 250% of the Contract Value. Thus, a Policy with a Contract Value of $10,000 will have a death benefit of $60,000 (that is, the greater of $60,000 ($50,000 + $10,000) or $25,000 (250% of $10,000)).
However, once the Contract Value exceeds $33,334, the death benefit determined by reference to the death benefit percentage ($33,334 X 250% = $83,335) will be greater than the Face Amount plus Contract Value ($50,000 + $33,334 = $83,334). Each additional dollar of Contract Value above $33,334 will increase the death benefit by $2.50. This is a circumstance in which we have the right to prohibit you from paying additional Premiums because an additional dollar of premium would increase the death benefit by more than one dollar.
Similarly, under this scenario, any time Contract Value exceeds $33,334, each dollar taken out of Contract Value will reduce the death benefit by $2.50.
Option B Example.
Assume that the Insured’s Attained Age is under 40, there have been no partial Surrenders or decreases in Face Amount, and that there are no outstanding loans. Under Option B, a Policy with a $100,000 Face Amount will generally have a $100,000 death benefit. However, because the death benefit must be equal to or be greater than 250% of Contract Value, any time the Contract Value exceeds $40,000, the death benefit will be determined as required by the Tax Code (Contract Value X 250%) and will exceed the Face Amount of $100,000. Each additional dollar added to the Contract Value above $40,000 will increase the death benefit by $2.50. This is a circumstance in which we have the right to prohibit you from paying additional Premiums because an additional dollar of premium would increase the death benefit by more than one dollar.
Similarly, so long as the Contract Value exceeds $40,000, each dollar taken out of the Contract Value will reduce the death benefit by $2.50.

Item 11. Other Benefits Available (N-6) [Text Block]
Other Benefits Available Under the Policy

In addition to the standard death benefit associated with your contract, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in the Fee Table.

Optional Benefits with No Additional Charge
Name of Benefit	Purpose	Brief Description of Restrictions/Limitation
Accelerated Benefit Rider for Terminal Illness	Access up to 50% of the Death Benefit (subject to a $150,000 maximum) under the Policy if the Insured is diagnosed with a terminal illness as defined in the Policy.
•  The Policy’s expiration/maturity date must be more than 2 years from the request of the benefit under this rider.
•  Consent from irrevocable beneficiaries and permitted assignees, if any, needed.
•  No benefit if the Policy Owner is a) required by law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise, or b) required by a government entity to use this benefit in order to apply for, obtain, or otherwise keep a governm ent benefit or entitlement, or for any other reason. • No benefit if the Terminal Illness results from actions of the Insured that are intended or would be expected to result in injury.
Automatic Increase Benefit Rider	Automatic annual increases in Face Amount.
•  Increases apply on each Policy Anniversary prior to the Insured’s Attained Age 55, or on the first two Policy Anniversaries if the Insured’s Issue Age is between 53 and 55 when the rider is issued.
•  The rider ends when the Insured attains age 55.

Optional Benefits with Additional Charge
Name of Benefit	Purpose	Brief Description of Restrictions/Limitation
Accidental Death Benefit Rider	Payment of an additional death benefit if the Insured’s death was caused by accidental bodily injury.
•  Exclusions from Coverage – Death resulting from:
¡
  Suicide whether sane or insane;
¡
  War or any act attributable to war, declared or undeclared, whether the Insured is in the military service or not;
¡
  Bodily or mental infirmity, illness or disease of any kind;
¡
  Bacterial infection other than infection occurring as a result of accidental or external bodily injuries;
¡
  Committing or attempting to commit an assault or felony;
¡
  Voluntary taking of any poison, drug or sedative, asphyxiation from voluntary inhalation of gas;
¡
  Participating in aviation, except as a passenger.

Children’s Term Insurance Rider	Term insurance on the Insured’s current and future legal dependent children.	• Insurance coverage for each insured child continues until the earlier: (1) the child’s 22 nd birthday, or (2) the Insured reaches Attained Age 65.
Waiver of Deduction Rider	Waives Monthly Deductions due to the Insured’s qualifying total disability. This rider may help prevent the Policy from lapsing during a period of total disability by waiving Monthly Deductions.
•  Exclusions from coverage – disability resulting from:
¡
  Intentional self-inflicted injury;
¡
  War or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country;
¡
  Participation in aviation, except as a passenger

Monthly Disability Benefit Rider	Payment of a Monthly Disability Benefit if the insured is totally Disabled.
•  Effective August 7, 2015, the Monthly Disability Benefit Rider was no longer available and could not be added to a Policy; Monthly Disability Benefit Riders that were in force as of August 7, 2015 were not affected
•  Exclusions from Coverage – Disability resulting from:
¡
  Intentional self-inflicted injury;
¡
  War or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country; or
¡
  Participation in aviation, except as a passenger.

Accelerated Benefit Rider for Terminal Illness
This rider provides for a payment to the Owner if the Insured is diagnosed by certain physicians as having a medical condition that with reasonable medical certainty will result in the Insured’s death within 12 months from the date of the physician’s statement, regardless of any medical treatment the Insured receives, or a condition that requires a human bone marrow or an entire human heart, kidney, lung, pancreas or liver (“Major Organ”) transplant to prevent the Insured’s death within the next 12 months (“Terminal Illness”). The benefit amount is a part of the Policy’s death benefit paid while the Insured is living. If the Insured dies before payment is made then no benefit amount is payable. The maximum portion of the death benefit available for acceleration is the lesser of: (1) $150,000; or (2) 50 percent of the death benefit available on the policy to which this rider is attached on the date the request for the benefit amount is received in our home office. If, however, at the time of request for the benefit amounts, the death benefit equals the surrender value, and the Insured’s death is anticipated within 24 months, any amount up to 100 percent of the death benefit is available for acceleration. Non-accelerated benefits provided by riders attached to the policy are not included in the determination of the benefit amount. The benefit amount is subject to the following adjustments and deductions:
1. We will pay the present value of the amount available for acceleration under the benefit amount. This calculation will be based on the applicable actuarial discount appropriate to the Policy. The maximum interest rate used for the discount is the greater of: a) the current yield on 90 day US Treasury Bills; or b) the current maximum statutory adjustable policy loan interest rate.
2. If, on the date we approve the request, there is an outstanding policy loan, the benefit amount will be reduced by the benefit amount before any adjustments and deductions, divided by the current death benefit provided by the Policy excluding any attached riders (“Benefit Percentage”) multiplied by the outstanding loan balance. This reduction repays a portion of the policy loan.
3. We will reduce the benefit amount by any monthly deductions that are due and unpaid at the time we approved the request for payment of the benefit amount. Otherwise, we will reduce the benefit amount by any premiums which are due and unpaid at the time we approve the request.
4. We may reduce the benefit amount by an administrative charge not to exceed $250.
Payment of the benefit amount is subject to the following conditions:
1. The expiration or maturity date of the Policy must be more than 2 years from the date the benefit amount is requested. The Policy must not be in force as extended term or reduced paid-up insurance.
2. The sum of benefit amounts on this and any other policies issued by us on the life of the Insured may not exceed $150,000. Only one benefit amount is allowed per Policy. These limitations will not apply to this Policy if the benefit is requested at a time when the death benefit proceeds that would be payable under the Policy in the event of the Insured’s death are the same as the proceeds that would be payable if the Policy was surrendered.
3. We must receive proof of eligibility that is acceptable to us and will only pay the benefit amount during the Insured’s Lifetime.
4. We must receive a consent form from all irrevocable beneficiaries and permitted assignees, if any. We also reserve the right to require a consent form from the Insured and the Policy Owner, their spouses, other beneficiaries, and any other person if, in our sole discretion, such person’s consent is necessary to protect our interests.
5. This benefit is not meant to cause involuntary access to proceeds. Therefore, this benefit is not available if the Policy Owner is: a) required by law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise, or b) required by a government entity to use this benefit in order to apply for, obtain, or otherwise keep a government benefit or entitlement, or for any other reason.
In addition to any other conditions, exclusions or limitations set forth in this rider, no benefit will be provided by this rider if the Terminal Illness results from actions of the Insured that are intended or would be expected to result in injury.
The administrative charge for this rider varies by state. It is guaranteed not to exceed $250 or the maximum allowed by state regulation. In addition to the administrative charge, we reduce the single sum benefit at the time of payment by an actuarial discount to compensate us for lost income due to the early payment of the death benefit. The actuarial discount may be significant, depending on the death benefit amount being accelerated and the Moody’s Corporate Bond Yield Averages Rate. The amount of the administrative fee and the actuarial discount will be communicated to the Policy Owner, who may accept or refuse the offer to accelerate the benefit.
Claim Provisions
.
Written proof of the Insured’s Terminal Illness, in form and content acceptable to us, must be received by us at our home office before we will pay the benefit amount. This proof will include properly completed claim forms, a Physician’s Statement, and medical information acceptable to us supporting the Diagnosis including documentation supported by clinical, radiological, histological and laboratory evidence. We may require additional medical information from the physician submitting the statement and from other Physicians, specialists, or institutions having knowledge of the Insured’s Terminal Illness. At our expense, we reserve the right to have a physician of our choosing examine the Insured prior to paying the benefit amount, and as often as we deem reasonably necessary to determine the validity of your claim. We reserve the right to rely on the physician we choose for claim purposes. The benefit amount will be paid to the Policy Owner. We may place benefits in an interest bearing account to which the Policy Owner will have full access, unless the Policy Owner directs otherwise.
After the benefit amount is paid, the Policy will remain in force subject to the following adjustments:
1. This rider will terminate.
2. The death benefit or principal sum, Policy value or cash value, accumulation account, excluding any riders other than the Critical Illness Accelerated Benefit Rider, if any, and any outstanding loans, as applicable, will be reduced by the Benefit Percentage. Amounts in any Subaccounts and the Fixed Account will be reduced by the same percentage.
3. Cost of insurance charges and other monthly charges, if any, and any required premiums will be adjusted appropriately to reflect the current coverage.
4. Any outstanding loan will be reduced by the amount of loan repayment as described in item 2 above.
5. The benefits for any Accidental Death Benefit Rider and/or Children’s Term Insurance Rider will not be affected, provided these riders remain in effect according to the terms and conditions of any such riders.
We will send the Policy Owner, any irrevocable beneficiary and any permitted assignee, a statement showing the effect of the payment of the benefit amount on the Policy.
Termination of the Rider
.
This rider ends on the earlier of the following:
1. When we receive the Policy Owner’s written request to cancel this rider;
2. When the policy to which this rider is attached ends for any reason;
3. When the policy is in force as reduced paid-up or extended term insurance;
4. When we pay the benefit amount provided by this rider; or
5. When the Insured dies.
Impact on Policy Terms
.
This rider does not increase or decrease any Guaranteed Values of the Policy.
Example
John Doe is 49 years old, lives in Texas, and meets the medical condition requirements for the Accelerated Benefit Rider for Terminal Illness. His increasing death benefit option policy has a face amount of $325,000, and a current account value of $123,000 on the date the request for accelerated benefit is received. He has a $50,000 loan balance on the policy, and no other policies with Farmers.
The maximum death benefit available for acceleration is $150,000.

= min(150000, 50% × Death Benefit Available )

= min(150000, 50% × (325000 + 123000 – 50000))

= min(150000, 199000)

= 150000

The interest rate used for the actuarial discount of the benefit is 2.96%.
= max(
Current Yield on 90 day US Treasury Bills, Current Max Stat Adjustable Policy Loan Interest Rate
)
= max(0.12%, 2.96%)
= 2.96%
The benefit amount will be reduced by $18,844.22 due to the policy loan balance.

=	Maximum Benefit Available	x	Outstanding Loan Balance
Current Death Benefit

=	150000	× 50000
(325000 + 123000 – 50000)

= 18844.22
For this example, there are no monthly deduction that are due and unpaid, and no premiums which are due and unpaid.
The benefit will be reduced by an additional $150, because John Doe lives in Texas.
The final benefit amount received will be $126,693.42

=	Max Benefit	– Reduction for Loan – Administrative Charge
(1 + Interest Rae + for Discounting )

=	150000	—	18844.22–150
1 + 2.96%

= 126693.42
Accidental Death Benefit Rider
This rider provides for a payment to the Beneficiary upon receipt of due proof that the Insured’s death was caused by accidental bodily injury subject to the terms below. The Accidental Death Benefit amount varies by face amount, but is not less than $10,000.00.
Death must occur: 1) as a direct result of accidental bodily injury and independently of all other causes; and 2) within 90 days of such injury; and 3) before the Insured reaches Attained Age 70; and 4) while the Policy and rider are in force.
We will not pay this benefit if the death results from: 1) suicide whether sane or insane; 2) war or any act attributable to war, declared or undeclared, whether the Insured is in the military service or not; 3) bodily or mental infirmity, illness or disease of any kind; 4) bacterial infection other than infection occurring as a result of accidental or external bodily injuries; 5) committing or attempting to commit an assault or felony; 6) the voluntary taking of any poison, drug or sedative, asphyxiation from voluntary inhalation of gas; 7) participating in aviation, except as a passenger.
Charge for this Rider
.
The charge for this rider will be added to the monthly deduction for the policy. The monthly charge is the sum of: 1) the Risk Rate at the Insured’s Attained Age times the number of thousands of Accidental Death Benefit amount shown on the Policy Specifications page; plus 2) the extra monthly charge for a special premium class for this rider, if any.
If the Policy provides for Waiver of Deduction, the monthly charge for this rider will be waived if the monthly deduction for the Policy is waived.

Guaranteed Maximum Monthly Risk Rates are shown in the following table.

GUARANTEED MAXIMUM RISK RATES PER $1,000 ATTAINED AGE
AGE	RISK RATE	AGE	RISK RATE	AGE	RISK RATE	AGE	RISK RATE	AGE	RISK RATE

1	0.104	15	0.104	29	0.083	43	0.104	57	0.125

2	0.104	16	0.125	30	0.083	44	0.104	58	0.125

3	0.083	17	0.146	31	0.083	45	0.104	59	0.125

4	0.083	18	0.146	32	0.083	46	0.104	60	0.125

5	0.083	19	0.146	33	0.083	47	0.104	61	0.146

6	0.083	20	0.146	34	0.083	48	0.104	62	0.146

7	0.083	21	0.146	35	0.083	49	0.104	63	0.146

8	0.083	22	0.125	36	0.083	50	0.104	64	0.167

9	0.083	23	0.125	37	0.083	51	0.104	65	0.167

10	0.083	24	0.104	38	0.083	52	0.104	66	0.167

11	0.083	25	0.104	39	0.083	53	0.104	67	0.188

12	0.083	26	0.104	40	0.083	54	0.104	68	0.188

13	0.083	27	0.104	41	0.083	55	0.125	69	0.188

14	0.083	28	0.083	42	0.083	56	0.125
Termination of Rider
.
This rider will end when: 1) the Insured Attains Age 70; or 2) the policy ends; or 3) the Owner’s signed request for termination is received.
Impact on Policy Terms
.
This rider does not increase or decrease the guaranteed values of the Policy.
Example
.
Jane Smith is 57 when her base policy is issued. She elects an additional $100,000 of Accidental Death Benefit coverage.
Under the guaranteed maximum charges, she will pay the following schedule of charges, each month.

Attained Age	Risk Rate	Guar Max Monthly Charges for $100,000 Coverage

57	0.125	$12.50

58	0.125	$12.50

59	0.125	$12.50

60	0.125	$12.50

61	0.146	$14.60

62	0.146	$14.60

63	0.146	$14.60

64	0.167	$16.70

65	0.167	$16.70

66	0.167	$16.70

67	0.188	$18.80

68	0.188	$18.80

69	0.188	$18.80
For example, when Jane has an attained age of 61, she will pay $14.60 each month, 175.20 for the year, for her accidental death coverage. If Jane dies prior to attained age 70, under applicable causes, the beneficiary will receive an additional $100,000 of death benefit. If Jane lives to attained age 70 or dies of other causes not covered by the rider, the beneficiary will only receive the base coverage death benefit.

Automatic Increase Benefit Rider
This rider provides for an automatic increase in the Face Amount of the policy on each Policy anniversary subject to the terms below. We will not require evidence of insurability.
On each Policy anniversary prior to the Insured’s Attained Age 55, or on the first two Policy anniversaries if the Insured’s Issue Age is between 53 and 55 when the rider is issued: 1) the Face Amount will be increased by the lesser of: (a) 3% of the Face Amount on the policy’s Issue Date or (b) $10,000; and 2) the planned premium payment will be increased by 3%.
Any increase in planned premium may not be sufficient to keep your policy in force and you may be required to make additional premium payments.
The increases described above will continue automatically unless: 1) the Monthly Deductions for the policy are being waived under the terms of any riders attached to the policy. Automatic increases will resume when the Monthly Deductions for the policy are no longer being waived under the terms of any rider; or 2) this rider ends as described in the Termination of Rider section.
There are no risk charges for this rider. However, all charges described in the policy apply to each increase in Face Amount.
Termination of Rider
.
This rider will end when:
1. the Insured Attains Age 55, or immediately following the second Policy anniversary after the rider is issued if the Insured’s Issue Age is between 53 and 55 when the rider is issued;
2. the total of all increases equals the Face Amount of the policy on the policy’s Issue Date;
3. you refuse an increase in Face Amount. We must receive your signed notice of refusal 30 days before the Policy anniversary on which the automatic increase would take place;
4. you request a decrease in Face Amount;
5. the policy ends; or
6. we receive your signed request for termination of this rider.
Example
.
Joyce Ward purchased a $125,000 policy on September 9
th
, 2020 when she was 51. Each policy anniversary prior to attained age 55, Joyce’s policy will increase by 3% of the face amount on the policy’s issue date, $3750. See the table below for a face amount schedule.

Attained Age	Date	Total Face Amount

51	9/20/2020	125,000

52	9/20/2021	128,750

53	9/20/2022	132,500

54	9/20/2023	136,250

55	9/20/2024	136,250

56	9/20/2025	136,250
Children’s Term Insurance Rider
This rider provides for a payment to the Beneficiary of the rider a Children’s Term Rider amount which will be shown on the Policy Specifications page upon our receipt of due proof of the death of an Insured Child, provided 1) this rider is in force on the date of death; and 2) death occurred prior to the Insured Child’s 22nd birthday.
Each of the children described below is an Insured Child from age 15 days until the earliest of either the child’s 22nd birthday or the Insured’s Attained Age 65.
1. A child of the Insured who is listed in the application and is not yet 20 years of age on the effective date of this rider.
2. A future child born to the Insured.
3. A child legally adopted by the Insured before the child is age 20 and before the Insured Attains Age 63.

Upon receipt of due proof of the Insured’s death while this rider is in force, we will provide you paid-up term insurance to age 22 on each Insured Child. This paid-up term insurance may be surrendered at any time prior to the Insured Child’s 22nd birthday. The surrender value will be the net single premium necessary to continue the Insured Child’s insurance to age 22. The basis for the net single premium is: 1) an interest rate that does not exceed the maximum rate allowed by the laws of the state in which this rider is issued; 2) Commissioners 2017 Standard Ordinary Mortality Table; 3) age last birthday; and 4) the assumption that the Insured Child’s death occurs at the end of the policy year.
The Insured is the Beneficiary under this rider, unless you designate otherwise, subject to the terms of the Change of Beneficiary section of the policy, while the Insured is living. At the time of the Beneficiary’s death, if you are living, you will become the Beneficiary; if you are not living, the surviving Insured Children will share and share alike.
While the policy and this rider are in force, the insurance on each Insured Child may be converted to any permanent life insurance product we make available for conversion at that time. Conversion is subject to certain terms set forth in the rider.
Upon receipt of due proof that the death of an Insured Child, eligible to be insured under a new policy, occurred during the 31 days following the expiration of that Insured Child’s insurance under this rider, and before any new policy had become effective, We will pay to the Beneficiary of this rider, the amount which would have been paid if such Insured Child’s term insurance had not expired.
Risk Charge
.
The Risk Charge for this rider is part of the Monthly Deduction for the policy. The Guaranteed Maximum Monthly Risk Charge for this rider is $0.87 per thousand of the Children’s Term Rider amount. If the Monthly Deduction for the policy is being waived under the provision of any rider attached to the policy, the Risk Charge for this rider will also be waived.
Termination of Rider
.
This rider will end when:
1. the Insured dies or Attains Age 65;
2. the youngest Insured Child covered by this rider reaches age 22;
3. all Insured Children have exercised their conversion privilege;
4. the policy ends; or
5. we receive your signed request for termination of this rider.
Example
.
Aaron Johnson is 40 years old when he purchases his policy with an additional $5000 of coverage under the Children’s Term Insurance Rider for his son, Mark, who is 5 years old. When Aaron is 45 years old, he has a second child, Mary, who is eligible for an additional $5000 of coverage under the Children’s Term Insurance Rider for her when she is 15 days old. The following table outlines the guaranteed maximum monthly risk charge Aaron will pay for $5000 of coverage on each child. Mark will be covered from age 5 until age 22, and Mary will be covered from 15 days old until Aaron attains age 65.

Insured’s Attained Age	Child 1’s Attained Age	Child 2’s Attained Age	Guar Max Monthly Risk Charge

40	5	na	$4.35

41	6	na	$4.35

		na

45	10	0	$4.35

46	11	1	$4.35

56	21	11	$4.35

57	22	12	$4.35

64	29	19	$4.35

65	30	20	$—

Waiver of Deduction Rider
This rider provides for the waiver of the Monthly Deductions due during the Insured’s continued disability, as defined below.
While the Policy and this rider are in force, Disability means that, as a result of bodily injury or disease starting after the Issue Date of this rider and before the Insured reaches Attained Age 60, the Insured is totally disabled so that the Insured: 1) is, and for a continuous period of at least 180 days has been, prevented from working in any occupation for which the Insured is reasonably qualified by education, training or experience; or 2) has suffered total and irrevocable loss of the sight of both eyes, or the loss of both hands, or both feet, or one hand and one foot.
We will not waive Monthly Deductions until the claim for benefits under this rider is approved. If the claim is approved, we will credit the Contract Value with all Monthly Deductions that were deducted from the Contract Value since the start of the Disability. However, we will not waive Monthly Deductions retroactively for any Monthly Due Date that was more than 12 months before receipt of Written Notice of Disability. During the period in which we are waiving Monthly Deductions under this rider, we will not accept or approve any request for: 1) an increase in Face Amount; or 2) a change in death benefit option.
We will not waive Monthly Deductions if Disability results from: 1) intentional self-inflicted injury; 2) war or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country; or 3) participation in aviation, except as a passenger.
Termination of Disability
.
You must give proof of the Insured’s continuing Disability upon request in certain circumstances. We reserve the right to require that the Insured be examined by a physician acceptable to us. If you do not furnish this proof within 91 days of our request, benefits under this rider will end and we will notify you of the Monthly Deduction then due.
Risk Charge
.
The Risk Charge for this rider is part of the Monthly Deduction for the policy. The Risk Charge is: 1) the Monthly Waiver of Deduction Risk Rate, times 2) the Monthly Waiver of Deduction Table Rating Factor, if any, as shown on the Policy Specifications page; with the result then multiplied by 3) the Monthly Deduction for the policy, excluding the Risk Charge for this rider. The Monthly Waiver of Deduction Risk Rate is based on the Insured’s Attained Age. The Guaranteed Maximum Monthly Waiver of Deduction Risk Rates are shown in the following table. We may use Monthly Waiver of Deduction Risk Rates that are less than those shown in the table, but not greater.

GUARANTEED MAXIMUM MONTHLY WAIVER OF DEDUCTION RISK RATES
Attained Age	Rate	Attained Age	Rate

30 and below	.06	51-55.15

31-40.07		56-59.20

41-45.08		60 and above	.00

46-50.10
Termination of Rider
.
This rider will end when: 1) the Insured Attains Age 60 and is not Disabled; 2) the Insured’s Disability terminates, if the Insured is Disabled upon reaching Attained Age 60; 3) the policy ends; or 4) we receive your signed request for termination of this rider.
Impact on Policy Terms
.
Any proceeds paid under the policy will not be reduced by any Monthly Deductions waived under this rider.
Monthly Disability Benefit Rider
This rider provides for the addition of a monthly benefit to the Fixed Account Value of the policy on each Monthly Due Date during the Insured’s continued disability as defined below, but not beyond the Insured’s Attained Age 65. The monthly benefit varies by the characteristics of the Insured, but is not less than $48.25 per month.
Disability means that, as a result of bodily injury or disease starting after the Issue Date of this rider and before the Insured reaches Attained Age 60, the Insured is totally disabled so that the Insured: 1) is, and for a continuous period of at least 180 days has been, prevented from working in any occupation for which the Insured is reasonably qualified by education, training or experience; or 2) has suffered total and irrevocable loss of the sight of both eyes, or the loss of both hands, or both feet, or one hand and one foot. We must receive Written Notice of Disability at our

Home Office during the Insured’s continuing disability and while the Insured is alive, unless it can be shown that notice was given as soon as reasonably possible.
We will not pay any monthly benefit until the claim for benefits under this rider is approved. If the claim is approved, we will add the monthly benefit to the Fixed Account Value beginning on the first Monthly Due Date after the start of the Insured’s disability. However, we will not add monthly benefits retroactively for any Monthly Due Date that was more than 12 months before receipt of Written Notice of Disability.
We will not pay Monthly Benefits if the Disability results from: 1) intentional self-inflicted injury; 2) war or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country; or 3) participation in aviation, except as a passenger. You must give proof of the Insured’s continuing disability upon request in certain circumstances. We reserve the right to require that the Insured be examined by a physician acceptable to us. If you do not furnish this proof within 91 days of our request, the benefit will end.
Risk Charge
. The Risk Charge for the rider is part of the Monthly Deduction for the policy. The Risk Charge is 1) the Monthly Risk Rate for Monthly Disability Benefit; times 2) the Monthly Disability Benefit Rider Table Rating Factor, if any, as shown on the Policy Specifications page; with the result then multiplied by 3) the Monthly Disability Benefit Rider amount shown on the Policy Specifications page. The Monthly Risk Rate for Monthly Disability Benefit is based on the Insured’s Attained Age. The Guaranteed Maximum Risk Rates for Monthly Disability Benefit are shown in the following table. We may use Monthly Risk Rates for Monthly Disability Benefit that are less than those shown in the table, but not greater.

GUARANTEED MAXIMUM MONTHLY RISK RATES FOR MONTHLY DISABILITY BENEFIT
Attained Age	Rate	Attained Age	Rate

21-30.06		46-50.10

31-40.07		51-55.15

41-45.08		56 and above	.20
Termination of Rider.
This rider will end when: 1) the Insured Attains Age 60 and is not Disabled; 2) You are receiving benefits under this rider and the Insured dies or Attains Age 65 or the Insured’s Disability Terminates; 3) the policy ends; or 4) We receive Your signed request for termination of this rider.
Impact on Policy Terms
. Any proceeds paid under the policy will not be reduced by any Monthly Benefits paid by this rider. This rider does not increase or decrease any guaranteed values of the Policy.

Benefits Available [Table Text Block]
In addition to the standard death benefit associated with your contract, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in the Fee Table.

Optional Benefits with No Additional Charge
Name of Benefit	Purpose	Brief Description of Restrictions/Limitation
Accelerated Benefit Rider for Terminal Illness	Access up to 50% of the Death Benefit (subject to a $150,000 maximum) under the Policy if the Insured is diagnosed with a terminal illness as defined in the Policy.
•  The Policy’s expiration/maturity date must be more than 2 years from the request of the benefit under this rider.
•  Consent from irrevocable beneficiaries and permitted assignees, if any, needed.
•  No benefit if the Policy Owner is a) required by law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise, or b) required by a government entity to use this benefit in order to apply for, obtain, or otherwise keep a governm ent benefit or entitlement, or for any other reason. • No benefit if the Terminal Illness results from actions of the Insured that are intended or would be expected to result in injury.
Automatic Increase Benefit Rider	Automatic annual increases in Face Amount.
•  Increases apply on each Policy Anniversary prior to the Insured’s Attained Age 55, or on the first two Policy Anniversaries if the Insured’s Issue Age is between 53 and 55 when the rider is issued.
•  The rider ends when the Insured attains age 55.

Optional Benefits with Additional Charge
Name of Benefit	Purpose	Brief Description of Restrictions/Limitation
Accidental Death Benefit Rider	Payment of an additional death benefit if the Insured’s death was caused by accidental bodily injury.
•  Exclusions from Coverage – Death resulting from:
¡
  Suicide whether sane or insane;
¡
  War or any act attributable to war, declared or undeclared, whether the Insured is in the military service or not;
¡
  Bodily or mental infirmity, illness or disease of any kind;
¡
  Bacterial infection other than infection occurring as a result of accidental or external bodily injuries;
¡
  Committing or attempting to commit an assault or felony;
¡
  Voluntary taking of any poison, drug or sedative, asphyxiation from voluntary inhalation of gas;
¡
  Participating in aviation, except as a passenger.

Children’s Term Insurance Rider	Term insurance on the Insured’s current and future legal dependent children.	• Insurance coverage for each insured child continues until the earlier: (1) the child’s 22 nd birthday, or (2) the Insured reaches Attained Age 65.
Waiver of Deduction Rider	Waives Monthly Deductions due to the Insured’s qualifying total disability. This rider may help prevent the Policy from lapsing during a period of total disability by waiving Monthly Deductions.
•  Exclusions from coverage – disability resulting from:
¡
  Intentional self-inflicted injury;
¡
  War or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country;
¡
  Participation in aviation, except as a passenger

Monthly Disability Benefit Rider	Payment of a Monthly Disability Benefit if the insured is totally Disabled.
•  Effective August 7, 2015, the Monthly Disability Benefit Rider was no longer available and could not be added to a Policy; Monthly Disability Benefit Riders that were in force as of August 7, 2015 were not affected
•  Exclusions from Coverage – Disability resulting from:
¡
  Intentional self-inflicted injury;
¡
  War or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country; or
¡
  Participation in aviation, except as a passenger.

Item 18. Portfolio Companies (N-6) [Text Block]
Appendix A: Portfolios Available Under the Policy

The following is a list of Portfolios under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/farmers/tahd/FELVUL. You can also request this information at no cost by calling
1-877-376-8008
or emailing us at farmersvariable@infosys.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.55%	-13.41%	5.33%	8.10%

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.	American Funds Capital Income Builder ® (Class 2 Shares)* Investment Adviser: Capital Research and Management Company SM	0.66%	-7.13%	4.09%	N/A

Seeks to provide growth of capital.	American Funds Growth Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.59%	-29.94%	11.14%	13.64%

Seeks to provide a long-term growth of capital.	American Funds Global Growth Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.77%	-24.74	7.06%	10.15%

Seeks to provide long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund (Class 2 Shares)* Investment Adviser: Capital Research and Management Company SM	0.78%	-17.33%	4.10%	7.77%

Seeks to achieve long-term growth of capital and income.	American Funds Growth-Income Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.53%	-16.50	7.83%	11.54%

Seeks to provide long-term growth of capital.	American Funds International Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.78%	-20.79%	-1.03%	3.92%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks to achieve a high rate of total return.	DWS CROCI ® U.S. VIP (Series II) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	0.79%	-15.40%	2.30%	5.91%

Seeks above-average capital appreciation over the long term.	DWS Global Small Cap VIP (Series I) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	1.10%	-24.05%	-0.25%	4.73%

Seeks to provide a high level of current income.	DWS High Income VIP (Series II) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	0.91%	-8.88%	2.57%	3.73%

Seeks long-term growth of capital.	DWS CROCI ® International VIP (Series I) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	0.95%	-13.19%	0.29%	2.25%

Seeks maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP (Series II) (Class A Shares) Investment Adviser: DWS Investment Management Americas, Inc.	0.40%	1.29%	0.94%	0.52%

Seeks capital growth.	BNY Mellon Opportunistic Small Cap Portfolio (Service Class Shares) Investment Adviser: BNY Mellon Investment Advisors, Inc. Subadviser: Newton Investment Management North America, LLC	1.07%	-16.83%	2.53%	9.19%

Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Class Shares) Investment Adviser: BNY Mellon Investment Advisors, Inc. Subadviser: Newton Investment Management Limited	0.93%	-23.08%	9.06%	11.08%

Seeks to achieve capital appreciation.	Fidelity ® VIP Growth Portfolio (Service Class Shares) Investment Adviser: FMR Subadvisers: FMR UK, FMR HK, and FMR Japan	0.71%	-24.52%	12.31%	14.69%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity ® VIP Index 500 Portfolio (Service Class Shares) Investment Adviser: FMR Subadviser: Geode	0.20%	-18.30%	9.19%	12.34%

Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio (Service Class Shares) Investment Adviser: FMR Subadvisers: FMR UK, FMR HK, and FMR Japan	0.71%	-14.85%	5.84%	9.85%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2005 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.61%	-12.56%	2.05%	3.83%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2010 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.65%	-13.66%	2.55%	4.68%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2015 Portfolio (Service Class 2 Shares) Investment Adviser: FMR Subadvisers: FMR UK, FMR HK, and FMR Japan	0.69%	-14.79%	3.04%	5.26%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2020 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.73%	-15.97%	3.47%	5.79%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2025 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.76%	-16.64%	3.84%	6.51%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2030 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.79%	-17.09%	4.34%	7.22%

Seeks high total return with a secondary objective of principal preservation.	Fidelity ® VIP Freedom Income Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.60%	-12.26%	1.69%	2.89%

Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity ® VIP FundsManager 20% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	0.84%	-9.67%	1.79%	2.79%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks high total return.	Fidelity ® VIP FundsManager 50% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	1.00%	-14.04%	3.68%	5.53%

Seeks high total return.	Fidelity ® VIP FundsManager 70% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	1.08%	-15.79%	4.79%	7.28%

Seeks high total return.	Fidelity ® VIP FundsManager 85% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	1.12%	-17.19%	5.55%	8.61%

Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2 Shares) Investment Adviser: Franklin Mutual Advisors, LLC	0.92%	-10.06%	5.48%	9.98%

Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund (Class 2 Shares)* Investment Adviser: Franklin Advisors, Inc.	1.10%	-33.69%	7.07%	9.91%

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Class Shares) Investment Adviser: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%

Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Investment Adviser: Janus Henderson Investors US LLC	0.55%	-33.55%	9.75%	13.00%

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class Shares) Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.01%	-10.15	0.32%	2.22%

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio (Administrative Class Shares) Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.67%	-5.74%	0.08%	0.42%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.	Principal SAM Balanced Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.01%	-16.29	3.62%	6.11%

Seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.	Principal SAM Conservative Balanced Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.00%	-14.69%	2.58%	4.57%

Seeks to provide long-term capital appreciation.	Principal SAM Conservative Growth Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.03%	-17.97%	4.58%	7.55%

Seeks to provide long-term capital appreciation.	Principal SAM Flexible Income Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	0.95%	-13.37%	1.78%	3.50%

Seeks to provide long-term capital appreciation.	Principal SAM Strategic Growth Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.04%	-18.98%	5.26%	8.47%

*	This Portfolio is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio’s prospectus for additional information.

Prospectuses Available [Text Block]	The following is a list of Portfolios under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/farmers/tahd/FELVUL. You can also request this information at no cost by calling
1-877-376-8008
	or emailing us at farmersvariable@infosys.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.55%	-13.41%	5.33%	8.10%

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.	American Funds Capital Income Builder ® (Class 2 Shares)* Investment Adviser: Capital Research and Management Company SM	0.66%	-7.13%	4.09%	N/A

Seeks to provide growth of capital.	American Funds Growth Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.59%	-29.94%	11.14%	13.64%

Seeks to provide a long-term growth of capital.	American Funds Global Growth Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.77%	-24.74	7.06%	10.15%

Seeks to provide long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund (Class 2 Shares)* Investment Adviser: Capital Research and Management Company SM	0.78%	-17.33%	4.10%	7.77%

Seeks to achieve long-term growth of capital and income.	American Funds Growth-Income Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.53%	-16.50	7.83%	11.54%

Seeks to provide long-term growth of capital.	American Funds International Fund (Class 2 Shares) Investment Adviser: Capital Research and Management Company SM	0.78%	-20.79%	-1.03%	3.92%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks to achieve a high rate of total return.	DWS CROCI ® U.S. VIP (Series II) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	0.79%	-15.40%	2.30%	5.91%

Seeks above-average capital appreciation over the long term.	DWS Global Small Cap VIP (Series I) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	1.10%	-24.05%	-0.25%	4.73%

Seeks to provide a high level of current income.	DWS High Income VIP (Series II) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	0.91%	-8.88%	2.57%	3.73%

Seeks long-term growth of capital.	DWS CROCI ® International VIP (Series I) (Class A Shares)* Investment Adviser: DWS Investment Management Americas, Inc.	0.95%	-13.19%	0.29%	2.25%

Seeks maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP (Series II) (Class A Shares) Investment Adviser: DWS Investment Management Americas, Inc.	0.40%	1.29%	0.94%	0.52%

Seeks capital growth.	BNY Mellon Opportunistic Small Cap Portfolio (Service Class Shares) Investment Adviser: BNY Mellon Investment Advisors, Inc. Subadviser: Newton Investment Management North America, LLC	1.07%	-16.83%	2.53%	9.19%

Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Class Shares) Investment Adviser: BNY Mellon Investment Advisors, Inc. Subadviser: Newton Investment Management Limited	0.93%	-23.08%	9.06%	11.08%

Seeks to achieve capital appreciation.	Fidelity ® VIP Growth Portfolio (Service Class Shares) Investment Adviser: FMR Subadvisers: FMR UK, FMR HK, and FMR Japan	0.71%	-24.52%	12.31%	14.69%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity ® VIP Index 500 Portfolio (Service Class Shares) Investment Adviser: FMR Subadviser: Geode	0.20%	-18.30%	9.19%	12.34%

Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio (Service Class Shares) Investment Adviser: FMR Subadvisers: FMR UK, FMR HK, and FMR Japan	0.71%	-14.85%	5.84%	9.85%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2005 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.61%	-12.56%	2.05%	3.83%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2010 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.65%	-13.66%	2.55%	4.68%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2015 Portfolio (Service Class 2 Shares) Investment Adviser: FMR Subadvisers: FMR UK, FMR HK, and FMR Japan	0.69%	-14.79%	3.04%	5.26%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2020 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.73%	-15.97%	3.47%	5.79%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2025 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.76%	-16.64%	3.84%	6.51%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity ® VIP Freedom 2030 Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.79%	-17.09%	4.34%	7.22%

Seeks high total return with a secondary objective of principal preservation.	Fidelity ® VIP Freedom Income Portfolio (Service Class 2 Shares) Investment Adviser: FMR	0.60%	-12.26%	1.69%	2.89%

Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity ® VIP FundsManager 20% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	0.84%	-9.67%	1.79%	2.79%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks high total return.	Fidelity ® VIP FundsManager 50% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	1.00%	-14.04%	3.68%	5.53%

Seeks high total return.	Fidelity ® VIP FundsManager 70% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	1.08%	-15.79%	4.79%	7.28%

Seeks high total return.	Fidelity ® VIP FundsManager 85% Portfolio (Service Class 2 Shares)* Investment Adviser: FMR	1.12%	-17.19%	5.55%	8.61%

Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2 Shares) Investment Adviser: Franklin Mutual Advisors, LLC	0.92%	-10.06%	5.48%	9.98%

Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund (Class 2 Shares)* Investment Adviser: Franklin Advisors, Inc.	1.10%	-33.69%	7.07%	9.91%

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Class Shares) Investment Adviser: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%

Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Investment Adviser: Janus Henderson Investors US LLC	0.55%	-33.55%	9.75%	13.00%

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class Shares) Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.01%	-10.15	0.32%	2.22%

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio (Administrative Class Shares) Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.67%	-5.74%	0.08%	0.42%

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year

Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.	Principal SAM Balanced Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.01%	-16.29	3.62%	6.11%

Seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.	Principal SAM Conservative Balanced Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.00%	-14.69%	2.58%	4.57%

Seeks to provide long-term capital appreciation.	Principal SAM Conservative Growth Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.03%	-17.97%	4.58%	7.55%

Seeks to provide long-term capital appreciation.	Principal SAM Flexible Income Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	0.95%	-13.37%	1.78%	3.50%

Seeks to provide long-term capital appreciation.	Principal SAM Strategic Growth Portfolio (Class 2 Shares) Investment Adviser: Principal Global Investors, LLC	1.04%	-18.98%	5.26%	8.47%

*	This Portfolio is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio’s prospectus for additional information.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy. See “ Principal Policy Risks .”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges, including the premium expense charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.

See “
Principal Policy Risks
– Effects of Surrender Charges.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Policy is subject to the risk of poor performance and can vary depending on the performance of the Subaccount allocation options available under the Policy (i.e., Portfolios). Each such option (as well as the Fixed Account) will have its own unique risks, and you should review these options before making an allocation decision.

See “Principal Policy Risks – Risk of Poor Investment Performance.”

Principal Risk [Text Block]
Risk of Poor Investment Performance
If you invest your Contract Value in one or more Subaccounts, you will be subject to the risk that investment performance will be unfavorable and that your Contract Value will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional Premiums. In addition, we deduct Policy fees and charges from your Contract Value, which can significantly reduce your Contract Value. During times of declining investment performance, the deduction for monthly charges based on the Risk Insurance Amount could accelerate and further reduce your Contract Value.
If you allocate Premiums and Contract Value to the Fixed Account, we will credit your Contract Value in the Fixed Account with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2.5%.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Your investment in the policy is subject to risks related to Farmers New World Life Insurance Company (“Farmers”), including that the obligations (including under the Fixed Account option), guarantees, or benefits are subject to the claims-paying ability of Farmers. Information about Farmers, including its financial strength ratings, is available upon request from your Farmers representative. Our current financial strength ratings can also be obtained at www.ambest.com.

See “
Farmers New World Life Insurance Company and Fixed Account
– Farmers New World Life Insurance Company.”

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
The Policy may lapse as a result of insufficient premium payments, poor performance of the variable Subaccounts and/or Fixed Account you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions
including payment of a specified amount of additional premiums.

See “
Policy Lapse and Reinstatement
.”

Principal Risk [Text Block]
Risk of Lapse
Paying the minimum premium is one way to reduce the risk that your Policy will Lapse without value. You greatly increase the risk of your Policy lapsing if you do not
regularly pay Premiums at least as large as the current minimum premium.
However, paying the minimum Premiums for the Policy will not necessarily keep your Policy in force because poor investment performance and/or partial surrenders could result in a lapse of a Policy, notwithstanding payment of minimum Premiums.
You also increase the risk that your Policy will Lapse if you take out a loan, take partial Surrenders or increase the Face Amount of your Policy. These activities, any increase in the current charges, or any unfavorable investment returns will significantly increase the risk of your Policy lapsing. It is likely that additional Premiums will be necessary to keep your Policy in force until maturity.
For a full discussion on the conditions that will cause the Policy to enter the grace period
and
the Grace Premium Test, please see the “
Policy Lapse and Reinstatement
” section of this prospectus.
Whenever your Policy enters the 61-day grace period, you must make a payment before the grace period ends that is large enough to keep your Policy in force. Market performance alone will not be deemed to constitute a sufficient payment. If you do not make a large enough payment before the end of the grace period, your Policy will terminate without value, insurance coverage will no longer be in force, and you will receive no benefits.
A Policy Lapse may have adverse tax consequences.

Risks of Market Timing and Disruptive Trading [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Market Timing and Disruptive Trading
This Policy and the underlying Portfolios are not designed for market timers.
However, there is no assurance that we will be able to identify and prevent all market timing and other forms of disruptive trading in the Policy and the underlying Portfolios. For a discussion of our policies and procedures on market timing and of the potential costs and risks to you that can result if market timing or disruptive trading occurs in the underlying Portfolios, see the “
Transfers
– Policy and Procedures Regarding Disruptive Trading and Market Timing” section.

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Tax Risks
A Policy must satisfy certain requirements in the Tax Code in order to qualify as a life insurance
contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law. There is limited guidance as to how these requirements are to be applied. Nevertheless, we believe that a Policy issued on a standard Premium Class basis should satisfy the applicable Tax Code requirements. There is, however, some uncertainty about the application
of the Tax Code requirements to a Policy issued on a special Premium Class basis, particularly if the full amount of Premiums permitted under the Policy is paid.
Depending on the total amount of Premiums you pay during the first seven years of a Policy, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. In addition, any Section 1035 Exchange coming from a policy that is a MEC makes the new Policy a MEC. If a Policy is treated as a MEC, then partial Surrenders and loans under a Policy will be taxable as ordinary income, to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of partial Surrenders and loans taken before you reach age 59
1
/
2
. There may be tax consequences to distributions from Policies that are not MECs. However, the 10% penalty tax will not apply to distributions from Policies that are not MECs. Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with Policy loans from this Policy are less clear because the difference between the interest rate we charge on Policy loans and the rate we credit to the loan account results in a net cost to you that could be viewed as negligible and, as a result, it is possible that such a loan could be treated as, in substance, a taxable distribution. You should consult a qualified tax advisor about such loans.
The federal tax laws are unclear in a variety of areas. You should review the “
Federal Tax Considerations
” section of this prospectus carefully,
especially if you are purchasing this Policy with the intention of taking Policy loans or partial Surrenders at any time in the future, and/or you intend to keep the Policy in force after the Insured reaches Attained Age 100.
You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Limits on Partial Surrenders [Member]
Prospectus:
Principal Risk [Text Block]
Limits on Partial Surrenders
The Policy permits you to take only one partial Surrender in any calendar quarter, and only after the first Policy year has been completed. The amount you may withdraw is limited to 75% of the Cash Surrender Value. You may not withdraw less than $500. If 75% of the Cash Surrender Value is less than $500, then a partial Surrender is not available.
A partial Surrender reduces the Cash Surrender Value and Contract Value and will increase the risk that the Policy will Lapse. A partial Surrender also may have tax consequences.
In addition, a partial Surrender will reduce the death benefit. If you select a level death benefit (Option B), a partial Surrender will permanently reduce the Face Amount by the amount of the partial Surrender (not including the processing fee). If a variable death benefit (Option A) is in effect when you make a partial Surrender, the Face Amount will remain the same but the death benefit will be reduced by the amount that the Contract Value is reduced.

Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Loan Risks
A Policy loan, whether or not repaid, will affect Contract Value over time because we subtract the amount of the loan from the Subaccounts and Fixed Account and place this amount into the loan account as collateral. We credit a fixed interest rate of 2.5% per year to the loan account. For Policy years 1 through 15, we will charge you loan interest at a rate of 4.5%, compounded annually. For Policy years 16 and beyond, we will charge you loan interest at a rate of 2.5%, compounded annually. These rates may change at our discretion, but are guaranteed not to exceed 6.5%. As a result, the loan collateral does not participate in the investment results of the Subaccounts, nor does it receive as high an interest rate as amounts allocated to the Fixed Account. The longer the loan is outstanding, the greater the effect on Contract Value is likely to be. Depending on the investment results of the Subaccounts and the interest rates charged against the loan and credited to the Fixed Account, the effect could be favorable or unfavorable.

A Policy loan affects the death benefit because a loan reduces the Death Benefit Amount Payable by the amount of the outstanding loan plus any interest you owe on Policy loans.
A Policy loan will increase the risk that the Policy will Lapse. There is a risk that if the loan amount, together with poor investment performance and payment of monthly insurance charges, reduces your Cash Surrender Value (or Contract Value, in certain circumstances) to an amount that is not large enough to pay the Monthly Deduction when due, then the Policy will enter the 61-day grace period, and possibly Lapse. Adverse tax consequences could result. In addition, the tax consequences of loans are uncertain. You should consult a qualified tax advisor about such loans.

Increase in Current Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Increase in Current Fees and Expenses
Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premiums you pay to keep the Policy in force.

Effects of Surrender Charges [Member]
Prospectus:
Principal Risk [Text Block]
Effects of Surrender Charges
There are significant Surrender Charges under this Policy during the first nine Policy years and during the nine years after any elected increase in Face Amount. It is likely that you will receive no Cash Surrender Value if you Surrender your Policy in the early Policy years. You should purchase this Policy only if you have the financial ability to keep it in force at the initial Face Amount for a substantial period of time.
Even if you do not ask to Surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse. The Cash Surrender Value is one measure we use to determine whether your Policy will enter a grace period and possibly Lapse.

Portfolio Risks [Member]
Prospectus:
Principal Risk [Text Block]
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective.

Business Continuity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Business Continuity Risk
Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes, although we do have plans in place to mitigate the interruption.

CyberSecurity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Cyber-Security Risk
Our
variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. We devote significant resources to continually driving down our cyber risk and protecting our systems and data from the rapidly evolving threat landscape all companies face today. Nonetheless, there can be no absolute assurance that we or the underlying Portfolios or our service providers will avoid losses due to cyber-attacks or information security breaches.

American Funds Asset Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds Capital Income Builder [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® (Class 2 Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(7.13%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]
American Funds Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
American Funds Global Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide a long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
American Funds Capital World Growth and Income Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income Fund (Class 2 Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital while providing current income.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	7.77%
American Funds GrowthIncome Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds International Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
DWS CROCI U.S. VIP [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS CROCI® U.S. VIP (Series II) (Class A Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks to achieve a high rate of total return.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(15.40%)
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	5.91%
DWS Global Small Cap VIP [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Global Small Cap VIP (Series I) (Class A Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks above-average capital appreciation over the long term.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	4.73%
DWS High Income VIP [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS High Income VIP (Series II) (Class A Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of current income.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.88%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	3.73%
DWS CROCI International VIP [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS CROCI® International VIP (Series I) (Class A Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	2.25%
DWS Government Money Market VIP [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Government Money Market VIP (Series II) (Class A Shares)
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with stability of principal.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
BNY Mellon Opportunistic Small Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Opportunistic Small Cap Portfolio (Service Class Shares)
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	9.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Class Shares)
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.08%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Fidelity VIP Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio (Service Class Shares)
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Fidelity VIP Index Five Hundred Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Service Class Shares)
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	12.34%
Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class Shares)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.85%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Fidelity VIP Freedom Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Fidelity VIP Freedom Two Thousand Five Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2005 Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(12.56%)
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Fidelity VIP Freedom Two Thousand Ten Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Fidelity VIP Freedom Two Thousand Fifteen Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.79%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Fidelity VIP Freedom Two Thousand Twenty Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Fidelity VIP Freedom Thousand Twenty Five Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Fidelity VIP Freedom Two Thousand Thirty Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Fidelity VIP FundsManager Twenty Percentage Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio (Service Class 2 Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks high current income and, as a secondary objective, capital appreciation.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.67%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Fidelity VIP FundsManager Fifty Percentage Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Portfolio	[7]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Fidelity VIP FundsManager Seventy Percentage Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Portfolio (Service Class 2 Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Fidelity VIP FundsManager Eighty Five Percentage Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio (Service Class 2 Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(17.19%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Franklin Small Cap Value VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Franklin SmallMid Cap Growth VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund (Class 2 Shares)	[7]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
Portfolio Company Adviser [Text Block]
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(33.69%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Janus Henderson Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio (Service Class Shares)
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Janus Henderson Forty Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
PIMCO International Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class Shares)
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
PIMCO Low Duration Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio (Administrative Class Shares)
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
Principal SAM Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SAM Balanced Portfolio (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Principal SAM Conservative Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SAM Conservative Balanced Portfolio (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.69%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.57%
Principal SAM Conservative Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SAM Conservative Growth Portfolio (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(17.97%)
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Principal SAM Flexible Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SAM Flexible Income Portfolio (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(13.37%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Principal SAM Strategic Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SAM Strategic Growth Portfolio (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Monthly Underwriting and Sales Expense Charge [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Monthly Underwriting and Sales Expense Charge
Insurance Cost, When Deducted [Text Block]	Monthly on Issue Date and (Per $1,000 of original Face Amount and any Face Amount increase) or within 5 years after any increase in Face Amount
Accidental Death Benefit Rider (Per 1,000 of rider Face Amount) [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider (Per $1,000 of rider Face Amount)
Optional Benefit Charge, When Deducted [Text Block]	Monthly on the Issue Date and on each monthly due date
Childrens Term Insurance Rider (Per 1,000 of rider amount) [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance Rider (Per $1,000 of rider amount)
Optional Benefit Charge, When Deducted [Text Block]	Monthly on Issue Date and on each Monthly Due Date
Optional Benefit Expense, Maximum [Dollars]	$ 0.87
Optional Benefit Expense, Current [Dollars]	$ 0.78
Monthly Disability Benefit Rider (Per 100 of monthly benefit) [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Monthly Disability Benefit Rider (Per $100 of monthly benefit)
Optional Benefit Charge, When Deducted [Text Block]	Monthly on Issue Date and on each Monthly Due Date
Waiver of Deduction Rider (As a percentage of all other monthly charges) [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Deduction Rider (As a percentage of all other monthly charges)
Optional Benefit Charge, When Deducted [Text Block]	Monthly on the Issue Date and on each monthly due date
Accelerated Benefit Rider for Terminal Illness [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accelerated Benefit Rider for Terminal Illness
Optional Benefit Charge, When Deducted [Text Block]	When a benefit is paid under this rider
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	250.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	150.00%
Name of Benefit [Text Block]	Accelerated Benefit Rider for Terminal Illness
Purpose of Benefit [Text Block]	Access up to 50% of the Death Benefit (subject to a $150,000 maximum) under the Policy if the Insured is diagnosed with a terminal illness as defined in the Policy.
Name of Benefit [Text Block]	Accelerated Benefit Rider for Terminal Illness
Limitations, Restrictions, and Risks of Benefit [Text Block]
•  The Policy’s expiration/maturity date must be more than 2 years from the request of the benefit under this rider.
•  Consent from irrevocable beneficiaries and permitted assignees, if any, needed.
•  No benefit if the Policy Owner is a) required by law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise, or b) required by a government entity to use this benefit in order to apply for, obtain, or otherwise keep a governm
ent benefit or entitlement, or for any other reason.
•  No benefit if the Terminal Illness results from actions of the Insured that are intended or would be expected to result in injury.

Automatic Increase Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Increase Benefit Rider
Purpose of Benefit [Text Block]	Automatic annual increases in Face Amount.
Name of Benefit [Text Block]	Automatic Increase Benefit Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
•  Increases apply on each Policy Anniversary prior to the Insured’s Attained Age 55, or on the first two Policy Anniversaries if the Insured’s Issue Age is between 53 and 55 when the rider is issued.
•  The rider ends when the Insured attains age 55.

Accidental Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Payment of an additional death benefit if the Insured’s death was caused by accidental bodily injury.
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
•  Exclusions from Coverage – Death resulting from:
¡
  Suicide whether sane or insane;
¡
  War or any act attributable to war, declared or undeclared, whether the Insured is in the military service or not;
¡
  Bodily or mental infirmity, illness or disease of any kind;
¡
  Bacterial infection other than infection occurring as a result of accidental or external bodily injuries;
¡
  Committing or attempting to commit an assault or felony;
¡
  Voluntary taking of any poison, drug or sedative, asphyxiation from voluntary inhalation of gas;
¡
  Participating in aviation, except as a passenger.

Childrens Term Insurance Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Purpose of Benefit [Text Block]	Term insurance on the Insured’s current and future legal dependent children.
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]	• Insurance coverage for each insured child continues until the earlier: (1) the child’s 22 nd birthday, or (2) the Insured reaches Attained Age 65.
Waiver of Deduction Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of Deduction Rider
Purpose of Benefit [Text Block]	Waives Monthly Deductions due to the Insured’s qualifying total disability. This rider may help prevent the Policy from lapsing during a period of total disability by waiving Monthly Deductions.
Name of Benefit [Text Block]	Waiver of Deduction Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
•  Exclusions from coverage – disability resulting from:
¡
  Intentional self-inflicted injury;
¡
  War or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country;
¡
  Participation in aviation, except as a passenger

Monthly Disability Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Monthly Disability Benefit Rider
Purpose of Benefit [Text Block]	Payment of a Monthly Disability Benefit if the insured is totally Disabled.
Name of Benefit [Text Block]	Monthly Disability Benefit Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
•  Effective August 7, 2015, the Monthly Disability Benefit Rider was no longer available and could not be added to a Policy; Monthly Disability Benefit Riders that were in force as of August 7, 2015 were not affected
•  Exclusions from Coverage – Disability resulting from:
¡
  Intentional self-inflicted injury;
¡
  War or any act attributable to war, declared or undeclared, while the Insured is in the military, naval or air service of any country; or
¡
  Participation in aviation, except as a passenger.

One To Ten Year Charges [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	4.80%
Eleven Plus Year Charges [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	0.80%
Minimum [Member]
Prospectus:
Deferred Sales Load, Maximum [Dollars]	$ 3	[8]
Deferred Sales Load, Current [Dollars]	$ 3	[8]
Deferred Sales Load, Footnotes [Text Block]	This minimum charge is based on a female Insured age 0 at issue.
Insurance Cost, Maximum [Dollars]	$ 0.01	[9]
Insurance Cost, Current [Dollars]	$ 0.01	[9]
Insurance Cost, Footnotes [Text Block]	The minimum charge is based on a female Insured, Issue Age 3, in the juvenile underwriting class.
Minimum [Member] | Monthly Underwriting and Sales Expense Charge [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.07	[10]
Insurance Cost, Current [Dollars]	$ 0.07	[10]
Insurance Cost, Footnotes [Text Block]	This minimum charge is based on a female Insured that is 0 at issue, assuming no subsequent increases in Face Amount.
Minimum [Member] | Accidental Death Benefit Rider (Per 1,000 of rider Face Amount) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.08	[11]
Optional Benefit Expense, Current [Dollars]	$ 0.04	[11]
Optional Benefit Expense, Footnotes [Text Block]	The minimum charge is based on a female Insured at Attained Age 11.
Minimum [Member] | Monthly Disability Benefit Rider (Per 100 of monthly benefit) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 6	[12]
Optional Benefit Expense, Current [Dollars]	$ 4	[12]
Optional Benefit Expense, Footnotes [Text Block]	The minimum charge is for an Insured at Attained Age 21.
Minimum [Member] | Waiver of Deduction Rider (As a percentage of all other monthly charges) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.00%	[12]
Optional Benefit Expense, Footnotes [Text Block]	The minimum charge is for an Insured at Attained Age 21.
Maximum [Member]
Prospectus:
Deferred Sales Load, Maximum [Dollars]	$ 44.4	[13]
Deferred Sales Load, Current [Dollars]	$ 44.4	[13]
Deferred Sales Load, Footnotes [Text Block]	This maximum charge is based on a male Insured for a Policy that is issued at age 61.
Insurance Cost, Maximum [Dollars]	$ 37.12	[14]
Insurance Cost, Current [Dollars]	$ 37.12	[14]
Insurance Cost, Footnotes [Text Block]	This maximum charge is based on a male Insured, at Attained Age 99, in the nicotine underwriting class, who does not have a table rating factor charge. This maximum charge will be higher for a Policy with a table rating factor charge or a flat extra charge.
Maximum [Member] | Monthly Underwriting and Sales Expense Charge [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 2.21	[15]
Insurance Cost, Current [Dollars]	$ 2.21	[15]
Insurance Cost, Footnotes [Text Block]	This maximum charge is based on a male Insured at age 80.
Maximum [Member] | Accidental Death Benefit Rider (Per 1,000 of rider Face Amount) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.56	[16]
Optional Benefit Expense, Current [Dollars]	$ 0.51	[16]
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is based on a male Insured at Attained Age 69 whose occupation and/or avocations at issue lead us to believe the Insured’s risk of accidental death is roughly triple that of a representative Insured.
Maximum [Member] | Monthly Disability Benefit Rider (Per 100 of monthly benefit) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 62
Optional Benefit Expense, Current [Dollars]	$ 45
Maximum [Member] | Waiver of Deduction Rider (As a percentage of all other monthly charges) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	60.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	45.00%
Charge for a Policy issued to a male at age 35, during Policy Year 1 [Member]
Prospectus:
Deferred Sales Load, Maximum [Dollars]	$ 10.06
Deferred Sales Load, Current [Dollars]	10.06
Charge for a Policy insuring a male, Issue Age 35, in the standard nonnicotine Premium Class, in Policy year 5 with a Face Amount less than 150,000 [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	0.12
Insurance Cost, Current [Dollars]	0.06
Charge for a Policy issued to a male at age 35, in a nonnicotine standard class, during the first year [Member] | Monthly Underwriting and Sales Expense Charge [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	0.26
Insurance Cost, Current [Dollars]	$ 0.25
For years One through Fifteen [Member]
Prospectus:
Other Annual Expense (of Other Amount), Current [Percent]	4.50%
For years Sixteen and beyond [Member]
Prospectus:
Other Annual Expense (of Other Amount), Current [Percent]	2.50%
Charge for an Insured at Attained Age 35 [Member] | Accidental Death Benefit Rider (Per 1,000 of rider Face Amount) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.08
Optional Benefit Expense, Current [Dollars]	0.06
Charge at the Insureds Attained Age 35 [Member] | Monthly Disability Benefit Rider (Per 100 of monthly benefit) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	7
Optional Benefit Expense, Current [Dollars]	$ 4.5
Charge at the Insureds Attained Age 35 [Member] | Waiver of Deduction Rider (As a percentage of all other monthly charges) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	7.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.50%

[1]	Asa percentage of Portfolio net assets.
[2]	The Surrender Charge is determined by applying a Surrender Charge Factor (see Appendix D) to the Face Amount, and dividing the result by 1,000 as more fully set out in your Policy.
[3]	Cost of insurance charges are based on the Insured’s Issue Age, gender, Premium Class, the Contract Value, the number of months since the Issue Date, and the amount of the Face Amount, among other factors. The cost of insurance rate you pay may increase annually with the age of the Insured. We currently apply higher cost of insurance rates for Policies with a Face Amount of less than $150,000. If you reduce your Face Amount below $150,000 at any time, then the higher rates will apply in most cases. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.
[4]	Table rating factor charges and flat extra charges are additional charges assessed on policies insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines.
[5]	The Risk Insurance Amount, on the Monthly Due Date, equals the adjusted death benefit, minus the adjusted Contract Value on that date. The adjusted death benefit and the adjusted Contract Value are determined by using the Contract Value on the respective Monthly Due Date and deducting all applicable charges and fees, except the cost of insurance charge.
[6]	Before expense reimbursements or fee waiver arrangements. The Portfolio expenses used to prepare this table were provided to Farmers by the Portfolio(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ending December 31, 2022. Current or future expenses may be greater or less than those shown.
[7]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio’s prospectus for additional information.
[8]	This minimum charge is based on a female Insured age 0 at issue.
[9]	The minimum charge is based on a female Insured, Issue Age 3, in the juvenile underwriting class.
[10]	This minimum charge is based on a female Insured that is 0 at issue, assuming no subsequent increases in Face Amount.
[11]	The minimum charge is based on a female Insured at Attained Age 11.
[12]	The minimum charge is for an Insured at Attained Age 21.
[13]	This maximum charge is based on a male Insured for a Policy that is issued at age 61.
[14]	This maximum charge is based on a male Insured, at Attained Age 99, in the nicotine underwriting class, who does not have a table rating factor charge. This maximum charge will be higher for a Policy with a table rating factor charge or a flat extra charge.
[15]	This maximum charge is based on a male Insured at age 80.
[16]	The maximum charge is based on a male Insured at Attained Age 69 whose occupation and/or avocations at issue lead us to believe the Insured’s risk of accidental death is roughly triple that of a representative Insured.